PAGE 1
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

               Post-Effective Amendment No. 7 (File No. 33-45776)

                                     and/or

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940 X
                       Amendment No. 8 (File No. 811-6560)

                        IDS LIFE OF NEW YORK ACCOUNT SBS
                   (formerly IDS Life of New York Account SLB)
                           (Exact Name of Registrant)

                     IDS Life Insurance Company of New York
                               (Name of Depositor)

               20 Madison Avenue Extension, Albany, New York 12203 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-3678

          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
                     (Name and Address of Agent for Service)

                  Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)
    immediately  upon filing  pursuant to paragraph  (b) of Rule 485
 X  on May 1, 1997 pursuant to paragraph (b) of Rule 485
    60 days after filing pursuant to paragraph (a)(i) of Rule 485 on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number or amount of securities under The Securities Act of 1933 pursuant to Section 24-f of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its most recent fiscal year was filed on or about February 6, 1997.

PAGE 2
                                       CROSS REFERENCE SHEET

Cross reference sheet showing location in the prospectus of the information called for by the items enumerated in Part A and B of Form N-4.

Negative answers omitted from prospectus are so indicated.

          PART A                                                               PART B

                  Section                                                              Section in Statement of
  Item No.        in Prospectus                                        Item No.        Additional Information
     1            Cover                                                   15           Cover

     2            Definitions                                             16           Table of Contents

     3(a)         Annuity and Certificate Expense                         17(a)        NA
      (b)         About the Annuity                                         (b)        NA
                                                                            (c)        Who Issues the Annuity*
     4(a)         Condensed Financial Information
      (b)         Performance Information                                 18(a)        NA
      (c)         Financial Statements                                      (b)        NA
                                                                            (c)        Independent Auditors
     5(a)         Who Issues the Annuity                                    (d)        NA
      (b)         About the Annuity                                         (e)        NA
      (c)         About the Variable Account, Portfolios and Funds          (f)        NA
      (d)         Cover
      (e)         Voting rights                                           19(a)        About the Annuity
      (f)         NA
                                                                          20(a)        Principal Underwriter
     6(a)         Certificate Charges and Charges Against the Variable      (b)        Principal Underwriter
                    Account Annuity and Certificate Expenses                (c)        NA
      (b)         Surrender Charge                                          (d)        NA
      (c)         Calculation
      (d)         Surrendering Your Certificate                           21(a)        Performance Information
      (e)         Investment Goals and Policies of the Portfolio and        (b)        Performance Information
                    and Funds
      (f)         NA                                                      22

     7(a)         Buying the Certificate                                  23(a)        Financial Statements
      (b)         About the Variable Account, Portfolios and the Funds;     (b)        Financial Statements
                    Transfering Your Money Between Accounts
      (c)         About the Variable Account, Portfolios and Funds;
                    Subaccounts Available for Investment
      (d)         Cover

     8(a)         Payout Options
      (b)         Retirement Date
      (c)         Payout Options
      (d)         Payout Options
      (e)         Payout Options
      (f)         Changing Ownership

     9(a)         Payment in Case of Death
      (b)         Payment in Case of Death

    10(a)         Buying the Certificate
      (b)         Settlement Value of Your Certificate
      (c)         Additional Information About the Annuity and
                    Certificate
      (d)         Who Issues the Annuity

    11(a)         Surrendering Your Certificate; Surrender Charges
      (b)         NA
      (c)         Receiving Payment When You Request a Surrender
      (d)         NA
      (e)         Ten Day Free Look

    12(a)         Taxes
      (b)         About the Variable Account, Portfolios and Funds
      (c)         Federal Tax Information

 PAGE 3
    13            NA

    14            Table of contents of the Statement of Additional
                    Information

*Designates section in the prospectus, which is hereby incorporated by reference in this Statement of Additional Information.

PAGE 4
Symphony Annuity
Prospectus/May 1, 1997


This prospectus describes interests in a master group flexible premium deferred annuity (Annuity) and related certificates (Certificates) offered by IDS Life Insurance Company of New York (IDS Life of New York). Individuals eligible to participate in the Annuity include members of the general public. Participation in the Annuity will be accounted for separately by the issuance of a Certificate showing your interest in the Annuity. The Annuity is a deferred group annuity in which purchase payments are accumulated on a fixed and/or variable basis and which pays retirement benefits to the Certificate owner. The Annuity and related Certificates are available for qualified and nonqualified retirement plans.

IDS Life of New York Account SBS
Group Flexible Premium Deferred Combination Fixed and Variable
Annuity

Sold by:

IDS Life Insurance Company of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205
Telephone: 800-336-3646

This prospectus is valid only when accompanied or preceded by the prospectus of Smith Barney Series Fund, IDS Life Capital Resource Fund, IDS Life Special Income Fund, and IDS Life Managed Fund. Please read these documents carefully and keep them for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

IDS Life of New York is not a financial institution, and the securities it offers are not deposits or obligations of, or guaranteed or endorsed by any financial institution nor are they insured by the Federal Deposit Insurance Corporation, the Federal
Reserve Board or any other agency.


A Statement of Additional Information (SAI) filed with the Securities and Exchange Commission (SEC) is available without charge by contacting IDS Life of New York at the telephone number or address shown above.


The Table of Contents of the SAI appears on page __ of this prospectus.

PAGE 5
Definitions

Some terms used in this prospectus:

Accumulation Unit -- A measure of the value of your investment in each of the subaccounts. Prior to the retirement date, these units are used to calculate the value of your Certificate.

Annuitant -- The person on whose life annuity payments depend. Calculation of annuity retirement payments depends on the annuitant's age.

Certificate Value -- The total value of your Certificate before any applicable surrender charge and any certificate charge have been deducted.

Certificate Year -- A period of 12 months, starting on the effective date of your Certificate and on each anniversary of the effective date.

Fixed Account -- An additional account into which you may choose to allocate purchase payments and which is included in your certificate value. Purchase payments allocated to the Fixed Account will earn interest at a rate guaranteed by IDS Life of New York which will change from time to time.

Owner (You, Your) -- The person or party owning the Certificate.

Payment Year -- Each certificate year in which you make a purchase payment and each succeeding year measured from the end of the certificate year during which you made such a payment. For example, if you make an initial purchase payment of $15,000 and then make a subsequent purchase payment of $10,000 during the fourth certificate year, the sixth certificate year will be the sixth payment year with respect to your initial purchase payment and the third payment year with respect to your subsequent purchase payment.


Portfolios  and Funds -- The Money  Market  Portfolio,  Intermediate  High Grade
Portfolio, Diversified Strategic Income Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Appreciation Portfolio, Total Return Portfolio, International Equity Portfolio and Emerging Growth Portfolio (collectively, the Portfolios), IDS Life Capital Resource Fund, IDS Life Special Income Fund, and IDS Life Managed Fund (collectively, the Funds). You may choose to allocate your purchase payments to one or more of the subaccounts investing in shares of one of these Portfolios or Funds, each of which is an open-end investment company or a series of an open-end investment company registered under the Investment Company Act of 1940, as amended (1940 Act).


Purchase Payments -- Payments made to IDS Life of New York for purchase of a Certificate.

Retirement Date -- The date on which retirement payments begin.

PAGE 6
Surrender Charge -- A deferred sales charge that may be applied if you surrender your Certificate.

Surrender Value -- The total value of your Certificate after any applicable surrender charge and any certificate charge have been deducted.

Valuation Date -- Any normal business day, Monday through Friday, except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Variable Account -- IDS Life of New York Account SBS, a separate account of IDS Life of New York. Pursuant to the laws of the state of New York, assets attributable to the Variable Account are held by IDS Life of New York in one or more subaccounts. Each subaccount invests in a corresponding Portfolio or Fund. The New York Money Market subaccount invests in shares of the Money Market Portfolio; the New York Intermediate High Grade subaccount invests in shares of the Intermediate High Grade Portfolio; the New York Diversified Strategic Income subaccount invests in shares of the Diversified Strategic Income Portfolio; the New York Equity Income subaccount invests in shares of the Equity Income Portfolio; the New York Equity Index subaccount invests in shares of the Equity Index Portfolio; the New York Growth & Income subaccount invests in shares of the Growth & Income Portfolio; the New York Appreciation subaccount invests in shares of the Appreciation Portfolio; the New York Total Return subaccount invests in shares of the Total Return Portfolio; the New York International Equity subaccount invests in shares of the International Equity Portfolio; the New York Emerging Growth subaccount invests in shares of the Emerging Growth Portfolio; the New York Capital Resource subaccount invests in shares of the IDS Life Capital Resource Fund; the New York Special Income subaccount invests in shares of the IDS Life Special Income Fund; and the New York Managed subaccount invests in shares of the IDS Life Managed Fund.


Summary of Contents

About the Annuity

Purpose of the Annuity -- The Annuity allows you to invest in any or all of the thirteen subaccounts of the Variable Account as well as in the Fixed Account. Retirement payments are paid on a fixed basis (page ).

An Annuity or Certificate may be returned within 20 days after its delivery for a full refund of the purchase payment (page ).

Who Issues the Annuity -- IDS Life of New York, a subsidiary of IDS Life Insurance Company (IDS Life), issues the Annuity (page ).

PAGE 7
About the Variable Account of the Portfolios and Funds

Subaccounts Available for Investment -- There are thirteen separate subaccounts of the Variable Account available for investment in addition to the Fixed Account (page ).

The Variable Account is registered as a single unit investment trust under the 1940 Act (page ).


Investment Goals and Policies of the Portfolios and Funds -- Each Portfolio and Fund has a different investment policy. The Money Market Portfolio invests in high-quality short-term money market instruments. The Intermediate High Grade Portfolio invests in high-quality intermediate-term U.S. government securities and corporate bonds of U.S. issuers. The Diversified Strategic Income Portfolio invests primarily in three types of fixed-income securities -- U.S. government and mortgage-related securities, foreign government securities and corporate securities rated below investment grade. The Equity Income Portfolio invests primarily in dividend-paying common stocks, concentrating in securities of companies in the utility industry. The Equity Index Portfolio invests in the common stocks of the companies represented in Standard & Poor's 500 Composite Stock Price Index (S&P 500). The Growth & Income Portfolio invests in dividend-paying equity securities meeting certain specified investment criteria. The Appreciation Portfolio invests primarily in equity securities. The Total Return Portfolio invests primarily in a diversified portfolio of dividend-paying common stocks. The International Equity Portfolio invests at least 65 percent of its assets in a diversified portfolio of equity securities of established non-U.S. issuers. The Emerging Growth Portfolio invests at least 65 percent of its total assets in common stocks of small and medium-sized companies, both domestic and foreign, considered to be emerging growth companies. The IDS Life Capital Resource Fund invests primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries. The IDS Life Special Income Fund invests primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds. The IDS Life
Managed Fund invests primarily in U.S. common stocks listed on national securities exchanges, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments (page ).


Using the Annuity and Certificates

Buying the Certificate -- Applications are subject to acceptance at IDS Life of New York's home office in Albany (page ).

IRAs and Other Qualified Plans -- Certificates may be issued in connection with IRAs, Tax-sheltered Annuities (TSAs) under 403(b) plans, 401(k) plans and other qualified plans as well as in connection with nonqualified retirement plans (page ).

PAGE 8
Purchase Payments -- You must make an initial lump sum purchase payment for the Certificate and you may make additional purchase payments. The initial purchase payment must be at least $5,000 for nonqualified Certificates and at least $500 for qualified Certificates. After making the initial purchase payment, you may make additional payments of at least $500 for nonqualified Certificates and at least $50 for qualified Certificates. Additional purchase payments can be mailed directly to IDS Life of New York. The maximum total purchase payments for your Certificate is $1,000,000. IDS Life of New York reserves the right to increase this maximum amount on a uniform basis for all Certificate owners in a class (page ).

Your purchase payments will be allocated to the Fixed Account and/or to the subaccount(s) you choose. For nonqualified Certificates, the minimum value of your investment in a subaccount or in the Fixed Account is $500. This $500 minimum value does not apply to qualified Certificates (page ).

Transferring Your Money Between Accounts -- Until the retirement date, you can give us written or telephone instructions to redistribute your investment among the thirteen subaccounts of the Variable Account. There are some restrictions on transferring to or from the Fixed Account. Transfers must be for at least $500 or, if less, your entire balance in the subaccount unless you establish automated transfers of certificate values (page ).

You may establish automated transfers of certificate values between the subaccounts and/or the Fixed Account. The minimum automated transfer amount is $100. This service is subject to restrictions (page 16).

Certificate Charges and Charges Against the Variable Account -- IDS Life of New York charges your Certificate $30 per year for administrative services (page ).

IDS Life of New York charges the subaccounts of the Variable Account a daily asset charge at an effective annual rate of 0.25 percent of the daily net asset value of the subaccounts for administrative and operating expenses related to the subaccounts (page ).

IDS Life of New York charges the subaccounts of the Variable Account a daily mortality and expense risk fee at an effective annual rate of 1.25 percent of the daily net asset value of the subaccounts (page ).

A surrender charge applies if you make a full or partial surrender of your certificate value during the first six payment years following a purchase payment. The surrender charge starts at 6 percent of a purchase payment in the first payment year and is reduced by 1 percent each payment year thereafter. There is no surrender charge after six payment years. In addition, there is no surrender charge when certificate values are applied to a retirement payment plan or for a death benefit. After the first

PAGE 9
certificate year, each year you may surrender up to 10 percent of your certificate value on your prior certificate anniversary without incurring a surrender charge. There also is no surrender charge after the first certificate year on certificate earnings, as defined herein (page ).

The above charges will not increase during the term of the Certificate. For some sales, certain administrative and surrender charges may be reduced or eliminated altogether (page ).

Surrendering Your Certificate -- You may surrender all or part of your Certificate's value at any time before the retirement date. You will pay income tax on the taxable part of your surrender and a 10 percent IRS penalty tax may apply. In addition, income tax withholding at the rate of 20 percent may be imposed on surrenders from Certificates purchased under certain qualified plans (page ).

The Internal Revenue Code of 1986, as amended (the Code) imposes restrictions on your right to receive a distribution from a TSA (page ).

You may establish systematic withdrawals of up to 10 percent of the certificate value at the beginning of the certificate year. Systematic withdrawals may be made in one of three ways (page ).

A partial surrender must be for at least $500. You cannot make a surrender that would reduce the value of your investment in a subaccount or in the Fixed Account to less than $500 unless the value of your investment in a subaccount or in the Fixed Account is fully withdrawn (page ).

IDS Life of New York may ask you to return the Certificate if you make a complete surrender (page ).

Payment usually will be mailed within seven days after IDS Life of New York receives your surrender request (page ).

Payment in Case of Death before Retirement Payments Begin -- Prior to the retirement date, if you or the annuitant die before the initial fifth certificate anniversary, the beneficiary will be paid the greater of: 1) the certificate value; or 2) the amount of purchase payments (minus any surrenders). On or after the initial fifth certificate anniversary, and each subsequent fifth certificate anniversary, the beneficiary will be paid the greater of: 1) the certificate value; or 2) a minimum guaranteed death benefit which equals: a) the death benefit calculated as of the previous fifth certificate anniversary; plus b) any purchase payments made since the previous fifth certificate anniversary; minus c) any surrenders since the previous fifth certificate
anniversary (page   ).

In most cases, your spouse may keep the Certificate in force (page ).

PAGE 10
Beneficiaries will receive payment in a single lump sum or may request that payments be made under one of the retirement payment plans IDS Life of New York offers (page ).

Settlement Value of Your Certificate -- The amount available on the retirement date to apply to a retirement payment plan equals the then current certificate value (page ).

IDS Life of New York calculates retirement payments due based on the certificate value on the retirement date. Payments are made on a fixed basis (page ).

Payout Options at Retirement -- At retirement, you may choose one of five payment plans or make other arrangements. If you do not choose one of the five payment plans, IDS Life of New York will make payments under Plan B with 120 monthly payments guaranteed (page ).

If you purchased your Certificate in connection with a qualified plan, the payment schedule must meet the requirements of that plan (page ).

If monthly payments would be less than $50, IDS Life of New York reserves the right to reduce the frequency of the retirement payments or to pay the certificate value in one lump sum payment (page ).

If you or the annuitant die after retirement payments begin, any amount payable will be as provided in the retirement payment plan in effect (page ).

Changing Ownership -- You may change ownership of your Certificate by filing a change of ownership form with IDS Life of New York. Certain restrictions apply concerning transfer of ownership of a qualified Certificate, and certain transfers of nonqualified Certificates may have adverse federal income tax consequences (page ).

Federal Tax Information -- According to current interpretations of federal income tax law, there is no federal income tax on any increase in the Certificate's value until payments are made.
Consult your tax advisor (page ).

If you surrender your Certificate or if retirement payments begin, you will be taxed on the amount that exceeds your investment in the Certificate. Under certain circumstances, if you surrender all or part of your Certificate or if retirement payments begin before you reach age 59-1/2, a 10 percent IRS penalty tax may apply. In addition, 20 percent income tax withholding may be imposed on distributions from Certificates purchased to fund qualified plans including 401(k) plans and TSAs (but not IRAs) (page ).

PAGE 11
Additional Information about the Annuity and Certificates

Accumulation Units -- When your purchase payments are allocated to a subaccount, they will be converted into accumulation units. The accumulation unit value increases or decreases with the performance of the relevant Portfolio (page ).

About the Portfolios and Funds -- As Certificate owner, you have voting rights in the Smith Barney Series Fund and its Portfolios and in the Funds. IDS Life of New York may, in its discretion, substitute investments in shares of the Portfolios and Funds with shares of other registered investment companies under certain conditions (page ).

Information on the Fixed Account of the Annuity -- The Annuity also allows you to allocate purchase payments to a Fixed Account where they will earn interest at a rate guaranteed by IDS Life of New York, which will change from time to time. Subject to restrictions, you may transfer certificate values from the Fixed Account to the subaccounts and you may establish automated transfers of certificate values between the Fixed Account and the subaccounts. Automated transfers from the Fixed Account may not exceed an amount that, if continued, would deplete the Fixed Account within 12 months. This prospectus applies only to the variable features of the Annuity. Information about the Fixed Account is found on page .

Annuity and Certificate Expenses

The following information is presented to help you understand the various costs and expenses that you bear directly or indirectly as the owner of a Certificate. The information shows the expenses of the Variable Account as well as the expenses of the underlying Portfolios and Funds. For more information about surrender charges, see page .

Annual Certificate Charges
                             Payment
Surrender Charge               Year     Percentage

(Contingent Deferred            1           6%
Sales Charge as a               2           5
percentage of purchase          3           4
payments)                       4           3
                                5           2
                                6           1
                           7 and later      0

Annual Certificate Administrative Charge        $30

Annual Variable Account Charges
Variable Account Administrative Charge
(as a percentage of daily net asset value).......... 0.25%

PAGE 12
Mortality and Expense Risk Fee
(as a percentage of daily net asset value).......... 1.25%
Total Variable Account Annual Expenses.............. 1.50%

Annual Operating Expenses of the Portfolios and Funds
(as a percentage of average daily net assets)


                           Intermedi-  Diversified
                 Money     ate High    Strategic    Equity   Equity  Growth                    Total    International  Emerging
                 Market    Grade       Income       Income   Index   & Income   Appreciation   Return   Equity         Growth

Management Fees   .50%        .60%        .65%       .65%     .60%     .65%         .75%        .75%        1.05%       .95%
Other Expenses    .25         .30         .19        .12      .46      .19          .10         .08          .28        .32
Total Operating
Expenses of
Portfolios#       .75%+       .90%        .84%       .77%    1.06%     .84%         .85%        .83%        1.33%      1.27%

+ Figures in "Management Fees," "Other Expenses" and "Total Operating Expenses of Portfolios" reflects waiver of expenses by the investment adviser. If there had been no reimbursement of expenses in 1996, actual expenses of the Portfolio, expressed as a percentage of average daily net assets, would have been as follows: "Management Fees," .50%, "Other Expenses," .75 and "Total Operating Expenses of Portfolios," 1.25%.

Example*
You would pay the following expenses on a $1,000 investment, assuming (1) 5-percent annual return and (2) surrender at the end of each time period:

1 year        $ 83.03     $ 84.49     $ 83.91    $ 83.22  $ 86.05  $ 83.91      $ 84.01     $ 83.81      $ 88.68    $ 88.09
3 years        110.92      115.33      113.57     111.51   120.00   113.57       113.86      113.27       127.81     126.08
5 years        141.38      148.72      145.79     142.36   156.48   145.79       146.28      145.31       169.41     166.56
10 years       259.65      247.29      268.47     261.62   289.63   268.47       269.44      267.49       314.87     309.33

You would pay the following expenses on the same investment assuming no surrender or selection of a retirement payment plan at the end of each time period:

1 year        $ 23.03     $ 24.49     $ 23.91    $ 23.22  $ 26.05  $ 23.91      $ 24.01     $ 23.81      $ 28.68    $ 28.09
3 years         70.92       75.33       73.57      71.51    80.00    73.57        73.86       73.27        87.81      86.08
5 years        121.38      128.72      125.79     122.36   136.48   125.79       126.28      125.31       149.41     146.56
10 years       259.65      274.29      268.47     261.62   289.63   268.47       269.44      267.49       314.87     309.33

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


* In  this  example,  the  $30  annual  certificate   administrative  charge  is
  approximated  as  a  .049  percent  charge  based  on  the  expected   average
  Certificate size.

# Annualized operating expenses of underlying Mutual Funds at Dec. 31, 1996.

                  IDS Life    IDS Life
                  Capital     Special    IDS Life
                  Resource    Income     Managed

Management Fees     .60%        .59%       .59%
Other Expenses      .08         .10        .07
Total Operating
Expenses of Funds#  .68%        .69%       .66%


Example*
You would pay the following expenses on a $1,000 investment, assuming (1) 5-percent annual return and (2) surrender at the end of each time period:


1 year          $ 82.34     $ 82.44    $ 82.15
3 years          108.86      109.15     108.27
5 years          137.93      138.42     136.94
10 years         252.73      253.73     250.75


You would pay the following expenses on the same investment assuming no surrender or selection of a retirement payment plan at the end of each time period:


1 year          $ 22.34     $ 22.44    $ 22.15
3 years           68.86       69.15      68.27
5 years          117.93      118.42     116.94
10 years         252.73      253.73     250.75

PAGE 13
This example should not be considered a representation of past and future expenses. Actual expenses may be more or less than shown.


*In  this  example,  the  $30  annual  certificate   administrative   charge  is
approximated as a .049 percent charge based on the average Certificate size.

#Annualized operating expenses of underlying Mutual Funds at Dec.
31, 1996.


Condensed Financial Information (Unaudited)

The tables below give per-unit information about the financial history of each subaccount.

                                                                          Year ended     Year ended     Year ended      Year ended
                                                                       Dec. 31, 1996   Dec. 31, 1995 Dec. 31, 1994   Dec. 31, 1993

Subaccount BMO (Investing in shares of Money Market Portfolio)*
Accumulation unit value at beginning of period............................   $1.07          $1.03         $1.01           $1.00
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period..................................   $1.10          $1.07         $1.03           $1.01
-------------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000 omitted)...     343            395           539             450
-------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets..........................   1.50%          1.50%         1.50%           1.50%
Simple yield..............................................................   2.52%          2.75%         2.14%            .70%
Compound yield............................................................   2.55%          2.79%         2.16%            .70%
-------------------------------------------------------------------------------------------------------------------------------

Subaccount BIH (Investing in shares of Intermediate High Grade Portfolio)*
Accumulation unit value at beginning of period............................   $1.14          $0.98         $1.03           $1.00
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period..................................   $1.14          $1.14         $0.98           $1.03
-------------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000 omitted)...   1,324          1,390           734             733
-------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets..........................   1.50%          1.50%          1.50%          1.50%
-------------------------------------------------------------------------------------------------------------------------------

Subaccount BDS (Investing in shares of Diversified Strategic Income Portfolio)*
Accumulation unit value at beginning of period............................   $1.16          $1.02         $1.06           $1.00
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period..................................   $1.28          $1.16         $1.02           $1.06
-------------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000 omitted)...   2,397          2,704         2,866           2,055
-------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets..........................   1.50%          1.50%         1.50%           1.50%
-------------------------------------------------------------------------------------------------------------------------------

Subaccount BEM (Investing in shares of Equity Income Portfolio)*
Accumulation unit value at beginning of period............................   $1.18          $0.90         $1.02           $1.00
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period..................................   $1.23          $1.18         $0.90           $1.02
-------------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000 omitted)...   1,410          1,677         1,926           1,561
-------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets..........................   1.50%          1.50%         1.50%           1.50%
-------------------------------------------------------------------------------------------------------------------------------

Subaccount BEX (Investing in shares of Equity Index Portfolio)*
Accumulation unit value at beginning of period............................   $1.37          $1.02         $1.03           $1.00
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period..................................   $1.64          $1.37         $1.02           $1.03
-------------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000 omitted)...   1,208          1,249         1,274           1,128
-------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets..........................   1.50%          1.50%         1.50%           1.50%
-------------------------------------------------------------------------------------------------------------------------------

Subaccount BGI (Investing in shares of Growth & Income Portfolio)*
Accumulation unit value at beginning of period............................   $1.29          $1.00         $1.05           $1.00
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period..................................   $1.52          $1.29         $1.00           $1.05
-------------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000 omitted)...   1,764          1,819         1,820           1,335
-------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets..........................   1.50%          1.50%         1.50%          $1.50%
-------------------------------------------------------------------------------------------------------------------------------

Subaccount BAP (Investing in shares of Appreciation Portfolio)*
Accumulation unit value at beginning of period............................   $1.28          $1.01         $1.03           $1.00
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period..................................   $1.51          $1.28         $1.01           $1.03
-------------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000 omitted)...   3,249          3,536         3,267          2,093
------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets..........................   1.50%          1.50%         1.50%           1.50%
-------------------------------------------------------------------------------------------------------------------------------

PAGE 14

                                                                          Year ended      Year ended     Year ended     Year Ended
                                                                       Dec. 31, 1996   Dec. 31, 1995  Dec. 31, 1994  Dec. 31, 1993


Subaccount BTR (Investing in shares of Total Return Portfolio)**
Accumulation unit value at beginning of period............................   $1.34          $1.09         $1.03            1.00
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period..................................   $1.66          $1.34         $1.09           $1.03
-------------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000 omitted)...   1,396          1,401           975             211
-------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets..........................   1.50%          1.50%         1.50%           1.50%
-------------------------------------------------------------------------------------------------------------------------------

Subaccount BIE (Investing in shares of International Equity Portfolio)**
Accumulation unit value at beginning of period............................   $0.97          $0.91         $1.00           $1.00
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period..................................   $1.16          $0.97         $0.91           $1.00
-------------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000 omitted)...   1,430          1,467         1,872             315
-------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets..........................   1.50%          1.50%         1.50%           1.50%
-------------------------------------------------------------------------------------------------------------------------------

Subaccount BEG (Investing in shares of Emerging Growth Portfolio)**
Accumulation unit value at beginning of period............................   $1.33          $0.95         $1.04           $1.00
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period..................................   $1.55          $1.33         $0.95           $1.04
-------------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000 omitted)...     635            727           706             148
-------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets..........................   1.50%          1.50%         1.50%           1.50%
-------------------------------------------------------------------------------------------------------------------------------

Subaccount BCR (Investing in shares of Life Capital Resource Fund)***
Accumulation unit value at beginning of period............................   $1.13          $1.01         $1.00              --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period..................................   $1.20          $1.13         $1.01              --
-------------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000 omitted)...      13              0             0              --
-------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets..........................   1.50%          1.50%         1.50%              --
-------------------------------------------------------------------------------------------------------------------------------

Subaccount BSI (Investing in shares of Life Special Income Fund)***
Accumulation unit value at beginning of period............................   $1.12          $0.99         $1.00              --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period..................................   $1.09          $1.12         $0.99              --
-------------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000 omitted)...       0              0             0              --
-------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets..........................   1.50%          1.50%         1.50%              --
-------------------------------------------------------------------------------------------------------------------------------

Subaccount BMG (Investing in shares of Life Managed Fund)***
Accumulation unit value at beginning of period............................   $1.21          $0.99         $1.00              --
-------------------------------------------------------------------------------------------------------------------------------
Accumulation unit value at end of period..................................   $1.39          $1.21         $0.99              --
-------------------------------------------------------------------------------------------------------------------------------
Number of accumulation units outstanding at end of period (000 omitted)...      12              0             0              --
-------------------------------------------------------------------------------------------------------------------------------
Ratio of operating expense to average net assets..........................   1.50%          1.50%         1.50%              --
-------------------------------------------------------------------------------------------------------------------------------

*  Operations commenced on Mar. 15, 1993.
** Operations commenced on Dec. 2, 1993.
***Operations commenced on Nov. 28, 1994. BCR, BSI, and BMG had no activity in 1995. BSI had no activity in 1996.

Financial Statements


Complete financial statements of the Variable Account including audited individual and combined statements of net assets as of Dec. 31, 1996, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, are presented in the SAI dated May 1, 1997. The audited financial statements of IDS Life Insurance Company of New York including balance sheets as of Dec. 31, 1996, and 1995, and related statements of income and cash flows for each of the three years in the period ended Dec. 31, 1996 also are presented in the SAI.


Performance Information

Yield

Performance information for the subaccounts of the Variable Account, including the simple yield and effective yield for the New York Money Market subaccount, and yield and total return for the remaining subaccounts, may appear from time to time in advertisements or sales literature.

PAGE 15
The simple yield of the New York Money Market subaccount is based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" by assuming that the seven-day yield would be received for 52 weeks and is stated in terms of an annual percentage return on the investment. The effective yield of the New York Money Market subaccount is calculated in a manner similar to that used to calculate simple yield. However, when annualized, the income earned by the investment is assumed to be reinvested.

The effective yield will be slightly higher than the simple yield due to the compounding effect of this assumed reinvestment.

Yield quotations for remaining subaccounts are based on all investment income per accumulation unit earned during a given 30-day period, less expenses accrued during the period (net investment income). Yield quotations are computed by dividing this net investment income by the value of an accumulation unit on the last day of the period.


Average Annual Total Return

Average annual total return quotations will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Certificate over a period of one, five and 10 years (or, if less, up to the life of the subaccount). The average annual total return quotations will reflect the deduction of all applicable charges including the administrative charge, the Variable Account administrative charge and the mortality and expense risk fee. Quotations will be made that reflect the deduction of the applicable surrender charge (assuming a surrender at the end of the illustrated period). Additional average annual total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender at the end of the illustrated period). A subaccount also may use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the subaccount for the specific period (again reflecting changes in a subaccount's accumulation unit value. The calculation assumes reinvestment of investment earnings and reflects the deduction of all applicable charges, including the contract administrative charge, mortality and expense fee, variable account administrative charge and surrender charge, assuming a surrender at the end of the illustrated period. Optional aggregate total return quotations may be made that do not reflect a surrender charge deduction (assuming no surrender). Aggregate total returns may be shown by means of schedules, charts or graphs.


Performance information reflects only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio of the Fund in which the subaccount invests, and the market conditions during the given time period and is not intended to indicate future performance. Advertised yields and total return figures for the subaccounts include all charges attributable to the

PAGE 16
Certificate which have the effect of decreasing the advertised performance of a subaccount. For this reason, performance information for a subaccount should not be compared to that for mutual funds that sell their shares directly to the public. See the SAI for a description of the methods used to determine yield and total return information for the subaccounts.

About the Annuity

Purpose of the Annuity

The goal of the Annuity is to allow you, the Certificate owner, to build up funds for retirement. You do this by investing in any one or more of thirteen subaccounts of the Variable Account or in the Fixed Account. Each subaccount invests only in shares of a single Portfolio or Fund. You can direct payments to go to anyone, but you will still be taxed on the income as owner. You can choose from a variety of retirement payment plans.

The Annuity is a variable annuity. A variable annuity differs from a fixed annuity in that during the accumulation period, the certificate value may vary from day to day. You assume the risk of gain or loss according to the performance of your investment. There is no guarantee that your Certificate's value at the retirement date will equal or exceed the total of your purchase payments. Read this prospectus carefully to decide if a variable annuity will help meet your retirement goals. You also must read the accompanying separate prospectuses describing the Portfolios and the Funds to help you decide on the best investments for your needs. Keep these prospectuses for future reference.

An Annuity or Certificate may be returned within 20 days after its delivery for a full refund of the purchase payment. Return it to your Smith Barney Financial Consultant or mail it to IDS Life of New York's home office at the address on the cover page of this prospectus. No fees or charges will be deducted.

Who Issues the Annuity

IDS Life Insurance Company of New York issues the Annuity. IDS Life of New York is a wholly owned subsidiary of IDS Life, which itself is a wholly owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly owned subsidiary of the American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to American Express Financial Corporation) in travel related services, international banking services, financial services and portfolio management advice.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York. Its home office is at 20 Madison Avenue Extension, Albany, New York and its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York is licensed in New York and North Dakota and it conducts a conventional life insurance business in the State of New York.

PAGE 17
Smith Barney Inc., a Delaware corporation, is the principal underwriter of the Variable Account. Its home office is 388 Greenwich Street, New York, New York 10013. Smith Barney Inc. is a wholly owned subsidiary of Smith Barney (Holdings) and an indirect wholly-owned subsidiary of The Travelers Inc. The Travelers Inc. is a diversified financial services holding company principally engaged in the business of providing investment, consumer finances and insurance services.

About the Variable Account, the Portfolios and the Funds

Subaccounts Available for Investment

You may choose to invest your purchase payments in any or all of thirteen subaccounts or in the Fixed Account. Each of the subaccounts invests only in a single Portfolio or Fund:

o The New York Money Market subaccount (BMO) invests in shares of the Money Market Portfolio;

o The New York Intermediate High Grade subaccount (BIH) invests in shares of the Intermediate High Grade Portfolio;

o The New York Diversified Strategic Income subaccount (BDS) invests in shares of the Diversified Strategic Income Portfolio;

o The New York Equity Income subaccount (BEM) invests in shares of the Equity Income Portfolio;

o The New York Equity Index subaccount (BEX) invests in shares of the Equity Index Portfolio;

o The New York Growth & Income subaccount (BGI) invests in shares of the Growth & Income Portfolio;

o The New York Appreciation subaccount (BAP) invests in shares of the Appreciation Portfolio;

o The New York Total Return subaccount (BTR) invests in shares of the Total Return Portfolio;

o The New York International Equity subaccount (BIE) invests in shares of the International Equity Portfolio; and

o The New York Emerging Growth subaccount (BEG) invests in the shares of the Emerging Growth Portfolio.


o The New York Capital Resource subaccount (BCR) invests in shares of the IDS Life Capital Resource Fund.

o The New York Special Income subaccount (BSI) invests in shares of the IDS Life Special Income Fund.

o The New York Managed subaccount (BMG) invests in shares of the IDS Life Managed Fund.

PAGE 18
Income, capital gains and capital losses of each subaccount are credited or charged to that subaccount alone. No subaccount will be charged with liabilities or expenses of any other subaccount or of IDS Life of New York's general business. All obligations arising under the certificates are general obligations of IDS Life of New York.

The Variable Account was established on October 8, 1991 under New York law. On Oct. 14, 1993 the name of the Variable Account was changed from IDS Life of New York Account SLB to IDS Life of New York Account SBS. The Variable Account is registered as a single unit investment trust under the 1940 Act. The Variable Account meets the definition of a separate account under the federal securities laws. This registration does not involve any supervision by the SEC of IDS Life of New York's management or investment practices and policies.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under section 817(h) of the Code. Each Portfolio and Fund intends to comply with those diversification requirements. See the accompanying prospectuses for further tax information regarding the Portfolios and Funds.

The U.S. Treasury and the IRS have been developing a revenue ruling concerning investment control. The ruling may address the number of subaccounts offered under an annuity and the number of exchanges among the subaccounts that would be allowed before an Annuity or Certificate owner would be considered to have investment control and thus would be currently taxed on the income earned on the underlying portfolio assets. This issue is still being studied by the IRS and the timing of further action is unknown. IDS Life of New York reserves the right to modify the Annuity and related Certificates, as necessary, to prevent the Annuity or Certificate owner from being currently taxed as the owner of the underlying assets of the Variable Account for federal income tax purposes.

IDS Life of New York intends to comply with all U.S. Treasury guidance to insure that the Annuity continues to qualify as an annuity for federal income tax purposes.

Investment Goals and Policies of the Portfolios and Funds

The investment goals of the Portfolios and Funds are as follows:

The Money Market Portfolio's goal is maximum current income to the extent consistent with the preservation of capital and the maintenance of liquidity. In seeking to achieve its goal, the Portfolio will invest in short-term money market instruments deemed to present minimal credit risks and considered to be "Eligible Securities" as defined by the SEC.

The Intermediate High Grade Portfolio's goal is to provide as high a level of current income as is consistent with the protection of capital. In seeking to achieve its goal, the Portfolio will invest, under normal market conditions, substantially all, but not less than 65 percent, of its assets in U.S. government securities

PAGE 19
and in high-grade corporate bonds of U.S. issuers (i.e., bonds rated within the two highest rating categories by Moody's Investors Service, Inc. or Standard & Poor's Ratings Group or, if not rated, bonds believed to be of comparable quality).

The Diversified Strategic Income Portfolio's goal is high current income. In seeking to achieve its goal, the Portfolio will allocate and reallocate its assets primarily among three types of fixed-income securities -- U.S. government and mortgage-related securities, foreign government securites and corporate securities rated below investment grade (commonly known as junk bonds). See the section of the Smith Barney Series Fund's prospectus entitled "Medium-, Lower-and Unrated Securities" for further information on these bonds.


The Equity Income Portfolio's primary goal is current income. Long-term capital appreciation is a secondary goal. In seeking to achieve its goals, the Portfolio will invest principally in dividend-paying common stocks of companies whose prospects for dividend growth and capital appreciation are considered favorable, concentrating at least 25 percent of its assets in the utility industry.

The Equity Index Portfolio's goal is to provide investment results that, before deduction of operating expenses, match the price and yield performance of U.S. publicly traded common stocks, as measured by the S&P 500. Once the Portfolio reaches a sufficient asset size, it will seek to achieve its goal by owning all 500 stocks in the S&P 500 in proportion to their actual market capitalization weightings.

The Growth & Income Portfolio's goal is income and long-term capital growth. In seeking to achieve its goal, the Portfolio will invest in income-producing equity securities, including dividend-paying common stocks, securities that are convertible into common stocks and warrants meeting certain specified investment criteria.

The Appreciation Portfolio's goal is long-term appreciation of capital. In seeking to achieve its goal, the Portfolio will invest primarily in equity and equity-related securities that are believed to afford attractive opportunities for appreciation.

The Total Return Portfolio's goal is to provide shareholders with total return, consisting of long-term capital appreciation and income. In seeking to achieve its goal, the Portfolio will primarily invest in a diversified portfolio of dividend-paying common stocks.

The International Equity Portfolio's goal is to provide a total return on its assets from growth of capital and income. In seeking to achieve its goal, under normal market conditions the Portfolio will invest at least 65 percent of its assets in a diversified portfolio of equity securities of established non-United States issuers.

PAGE 20
The Emerging Growth Portfolio's goal is to provide capital appreciation. In seeking to achieve its goal, the Portfolio will invest at least 65 percent of its total assets in common stocks of small and medium-sized companies, both domestic and foreign, in the early stages of their life cycle, that its investment adviser believes have the potential to become major enterprises.


The IDS Life Capital Resource Fund's goal is capital appreciation. In seeking to achieve its goal, the Fund will invest primarily in U.S. common stocks and other securities convertible into common stock, diversified over many different companies in a variety of industries.

The IDS Life Special Income Fund's goal is to provide a high level of current income while conserving the value of the investment for the longest period of time. In seeking to achieve its goal, the Fund will invest primarily in high-quality, lower-risk corporate bonds issued by many different companies in a variety of industries, and in government bonds.

The IDS Life Managed Fund's goal is maximum total investment return. In seeking to achieve its goal, the Fund will invest primarily in U.S. common stocks, securities convertible into common stock, warrants, fixed income securities (primarily high-quality corporate bonds) and money market instruments. The Fund invests in many different companies in a variety of industries.

There is no guarantee that the Portfolios and Funds will meet their investment goals. Whether they achieve their goals depends on a number of factors including their managements' ability to manage the risks of changing economic conditions.


The organizations that perform services for the Portfolios and Funds are listed below:

               Name                            Service
Van Kampen American Capital Asset  Investment Adviser to the
Management, Inc.                   Emerging Growth Portfolio


American Express Financial         Investment Advisor to IDS Life
Corporation                        Capital Resource, IDS Life Special
                                   Income and IDS Life Managed Funds

IDS Life Insurance Company         Investment Manager to IDS Life
                                   Capital Resource, IDS Life Special
                                   Income and IDS Life Managed Funds


Smith Barney Global Capital        Sub-Investment Adviser to the
Management, Inc.                   Diversified Strategic Income
                                   Portfolio

PAGE 21
Smith Barney Mutual Funds          Investment Adviser to the Money
Management, Inc. (SBMFM)           Market Portfolio, the
                                   Intermediate   High  Grade   Portfolio,   the
                                   Diversified  Strategic Income Portfolio,  the
                                   Equity Income Portfolio,  the Growth & Income
                                   Portfolio,  the Appreciation  Portfolio,  the
                                   Total Return Portfolio and the  International
                                   Equity Portfolio and Administrator to each Portfolio


Travelers Investment Management    Investment Adviser to the Equity
Company                            Index Portfolio


Davis Skaggs Investment            Investment Adviser to the Total
Management, a division of SBMFM    Return Portfolio

PNC Bank, National Association     Custodian to all Portfolios except
                                   International Equity Portfolio and
                                   Diversified Strategic Income
                                   Portfolio

The Chase Manhatten Bank           Custodian to International Equity
                                   Portfolio and Diversified Strategic
                                   Income Portolio


American Express Trust Company     Custodian to the Funds

Morgan Stanley Trust Company       Subcustodian to the Funds

First Data Investor Services       Transfer and Dividend Paying
Group, Inc.,                       Agent


Smith Barney Inc.                  Distributor


Detailed information about each Portfolio and Fund, including the risks related to investing in them is in the separate prospectuses. You should read the Portfolio and Fund prospectuses and consider carefully, and on a continuing basis, which Portfolio or Fund, or combination of them is best suited to your long-term investment needs. There is no assurance that the investment objectives of the Portfolios and Funds will be attained nor is there any guarantee that the certificate value will equal or exceed the total purchase payments made. Some Portfolios and Funds may involve more risk than others -- please monitor your investments accordingly. There are deductions from, and fees and expenses paid out of, the assets of the Portfolios and Funds that are described in these prospectuses.

PAGE 22
Using the Annuity and Certificate

Buying the Certificate


Your Smith Barney Financial Consultant will help you prepare your application, which will be sent with your purchase payment to IDS Life of New York's home office in Albany. If your application is complete, IDS Life of New York will apply your payment as of the next close of business after it is received at IDS Life of New York's home office. If IDS Life of New York cannot accept your application within five business days, it will be declined and your payment will be returned to you.

When IDS Life of New York accepts your application, a Certificate will be sent to you. Please remember that investment performance, expenses and deduction of certain charges affect accumulation unit value.

When you apply for the Certificate, you can select the Fixed Account and/or the subaccount(s) in which you wish to invest and the amounts to be allocated to each. You also select how you wish to make purchase payments. Your purchase payments will be allocated to the Fixed Account and/or the subaccount(s) according to your election as of the next close of business after your payment is received and accepted at IDS Life of New York's home office in Albany.


IDS Life of New York reserves the right to impose a maximum issue age for nonqualified Certificates of age 75 and a maximum issue age for qualified Certificates of age 65.

Ownership -- As owner, you have all rights and may receive all benefits under the Certificate. The Certificate can be owned in joint tenancy only in spousal situations.

Retirement Date -- A retirement date is established when you apply for the Certificate. If you need to change it, send written instructions to IDS Life of New York's home office at least 30 days before you wish the change to become effective.

For nonqualified Certificates, the retirement date cannot be later than the annuitant's 85th birthday or 10 years after issue, whichever is later.


If you are buying this Certificate to fund a Section 401(k) plan, custodial or trusteed plan, IRA or TSA plan, to avoid penalty taxes retirement payments generally must be: o on or after the annuitant turns 59 1/2; and o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
o for all other qualified Annuities, by April 1 of the year which the annuitant reaches age 70 1/2 or the calendar year when the annuitant retires.

PAGE 23
However, in no case can the retirement date be later than the annuitant's 85th birthday or 10 years after issue, whichever is later.

Naming a Beneficiary -- You may name a beneficiary under your Certificate. If the annuitant dies before the retirement date and there is no beneficiary, then you will be the beneficiary. If you die before the retirement date and there is no beneficiary, then your estate will be the beneficiary.

IRAs and Other Qualified Plans

The Certificate may be bought in connection with a retirement plan qualified under Sections 401, 403 or 408 of the Code. These plans include:

o IRAs and Simplified Employee Pension plans (SEPs);

o Custodial and trusteed pension and profit sharing plans;

o Section 401(k) plans; and

o Section 403(b) plans (TSAs).

Your purchase of the Certificate in connection with a qualified plan will be subject to applicable federal law and any rules of the plan itself.

Purchase Payments

Amount of Purchase Payments -- You must make an initial lump sum purchase payment for the Certificate and you may make additional purchase payments for the Certificate. The initial purchase payment must be at least $5,000 for nonqualified Certificates and at least $500 for qualified Certificates. After making the initial purchase payment, you may make additional payments of at least $500 for nonqualified Certificates and at least $50 for qualified Certificates. Additional purchase payments can be mailed directly to IDS Life of New York. The maximum total purchase payments for your Certificate in the first and later years is $1,000,000. IDS Life of New York reserves the right to increase this maximum amount on a uniform basis for all Certificate owners in a class.

Qualified Plans -- If you invest in the Certificate in connection with a qualified plan, that plan's limits on annual contributions also will apply.


Allocating your Purchase Payments -- Your purchase payment(s) will be allocated to the Fixed Account and/or the subaccount(s) you have selected as of IDS Life of New York's next close of business currently the same as the close of the New York Stock Exchange (NYSE), after IDS Life of New York receives and accepts your payment at its home office in Albany. For nonqualified Certificates, the minimum value of your investment in a subaccount or in the Fixed Account is $500. This $500 minimum does not apply to qualified Certificates.

PAGE 24
Transferring Your Money Between Accounts

Prior to retirement, you may make unlimited transfers of your money from one subaccount to another by making a written request. There are some restrictions on transferring to or from the Fixed Account as discussed in the section called "Information on the Fixed Account of the Annuity." IDS Life of New York will make the transfer at its next close of business. There is no charge for transfers. However, unless the transfer is an automated transfer described below, IDS Life of New York does require that your transfer be for:

o at least $500; or

o your entire balance in that subaccount, if less.

Automated Transfers -- You may establish automated transfers of certificate values between the subaccounts and/or the Fixed Account through a one-time written request or other method acceptable to IDS Life of New York. The minimum automated transfer amount is $100. Such transfers may be made on a monthly, quarterly, semi-annual or annual basis. You may start or stop this service at any time, but you must give IDS Life of New York 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other Annuity provisions and terms, including provisions relating to the transfer of money between subaccounts.

For  information on restrictions  on automated  transfers of certificate  values
between  the  Fixed  Account  and  the   subaccounts   see  the  section  called
"Information on the Fixed Account of the Annuity."

Before transferring any part of your certificate value, you should consider the risks involved in switching investments. IDS Life of New York may, in its sole discretion and subject to regulatory approval, suspend or modify these transfer privileges at any time.

Telephone Transfers -- You also may request a transfer by telephone. IDS Life of New York has the authority to honor any telephone requests believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as the procedures are followed, neither IDS Life of New York nor its affiliates will be liable for any loss resulting from fraudulent requests. If IDS Life of New York receives your transfer request before its close of business (normally 4 p.m. Eastern time), it will be processed that day. Calls received after its close of business will be processed the next business day. At times when the volume of telephone requests is unusually high, IDS Life of New York will take special measures to seek to ensure that your call is answered as promptly as possible. A telephone transfer request will not be allowed within 30 days of a phoned-in address change.

You may request that telephone transfers not be authorized from your account by writing IDS Life of New York.

PAGE 25
Certificate Charges and Charges Against the Variable Account

Certificate Administrative Charge -- IDS Life of New York charges your Certificate an administrative fee of $30 each year. This charge is for establishing and maintaining your records. IDS Life of New York deducts it from the certificate value on each certificate anniversary. If you fully surrender your Certificate, IDS Life of New York will deduct a reduced certificate administrative charge that is prorated based on the number of days from your last certificate anniversary to the date of full surrender. The certificate administrative charge cannot be increased and does not apply after a retirement payment plan begins.


Variable Account Administrative Charge -- This charge is deducted daily from the subaccounts of the Variable Account. The charge equals an effective annual rate of 0.25 percent of the daily net asset value of the subaccounts and is paid to IDS Life of New York.

It covers certain administrative and operating expenses of the subaccounts incurred by IDS Life of New York such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. The Variable Account administrative charge cannot be increased and does not apply after a retirement payment plan begins.


Mortality and Expense Risk Fee -- This charge is deducted daily from the subaccounts of the Variable Account. The charge equals an effective annual rate of 1.25 percent of the daily net asset value of the subaccounts and is paid to IDS Life of New York. It covers IDS Life of New York's annuity mortality risk and expense risk. IDS Life of New York estimates that approximately two-thirds of this fee is for assumption of the mortality risk, and one-third is for assumption of the expense risk.


The mortality risk arises from IDS Life of New York's guarantee to pay a death benefit and guarantee to make retirement payments according to the terms of the Certificate no matter how long a specific annuitant lives and no matter how long the entire group of IDS Life of New York annuitants live. If, as a group, IDS Life of New York annuitants outlive the life expectancy that has been assumed in the actuarial tables, IDS Life of New York must take money from its general assets to meet its obligations. If, as a group, IDS Life of New York annuitants do not live as long as expected, IDS Life of New York could profit from the mortality risk fee.

The expense risk is the risk that the certificate administrative charge and Variable Account administrative charge, which cannot be increased, will not cover IDS Life of New York's expenses. Any deficit would have to be made up from IDS Life of New York's general assets. Any profit realized by IDS Life of New York from the mortality and expense risk fee would be available to it for any proper corporate purpose, including, among other things, payment of distribution (selling) expenses. IDS Life of New York does not expect that the surrender charge, which is discussed in the

PAGE 26
following paragraphs, will cover sales and distribution expenses incurred by IDS Life of New York in connection with the Certificates.

Surrender Charges -- If you surrender part or all of your Certificate, you may be subject to a surrender charge. A surrender charge applies if all or part of the certificate value is surrendered during the first six payment years following a purchase payment. The surrender charge starts at 6 percent of a purchase payment in the first payment year and is reduced by 1 percent each payment year thereafter. This means that there is no surrender charge after six payment years. In addition, there is no surrender charge when certificate values are applied to a retirement payment plan or for a death benefit. The surrender charge is used to help defray expenses incurred in the sale of the Certificates including commissions and other promotional or distribution expenses associated with the printing and distribution of prospectuses and sales material.

After the first certificate year, you may surrender up to 10 percent of your prior certificate anniversary value in one or more surrenders each certificate year without incurring a surrender charge. The 10 percent free withdrawal provision is subject to other Annuity provisions and terms including those on partial surrenders.

In addition, after the first certificate year there is no surrender charge on certificate earnings, which equal:

1) the certificate value at the time of surrender; minus

2) the sum of all purchase payments received that have not been previously surrendered; minus

3) the amount of the 10 percent free withdrawal, if applicable.

For purposes of determining the amount of any surrender charge, surrenders will be deemed to be taken first from any applicable 10 percent free withdrawal amount; next, from certificate earnings (in excess of any 10 percent free withdrawal amount); and finally from purchase payments (on a first in-first out basis).

Surrender Charge Calculation -- The following example illustrates how the surrender charge is calculated:

Assumptions:


Initial purchase payment at Certificate issue date of May 1, 1997..................... $10,000
Subsequent purchase payment on July 1, 2000...........................................  20,000
Account value on Certificate anniversary on April 29, 2001............................  40,000
Account value on October 12, 2001.....................................................  42,000

PAGE 27
Full Surrender on October 12, 2001:


Basis of        Rate of               Dollar Amount
Charge          Surrender Charge      of Charge             Explanation of Charge
--------------- --------------------- --------------------- ---------------------
$ 4,000              None                  $    0           10% of certificate value surrendered free
$ 8,000              None                  $    0           No charge on certificate earnings
$10,000              2%                    $  200           Payment made in certificate year 1; surrendered at payment year 5 rate
$20,000              5%                    $1,000           Payment made in certificate year 4; surrendered at payment year 2 rate
----------------------------------------------------------------------------------------------------------------------------------
Total Surrender Charge:                    $1,200


Partial Surrender of $25,000 on October 12, 2001:
----------------------------------------------------------------------------------------------------------------------------------
Basis of        Rate of               Dollar Amount of
Charge          Surrender Charge      Charge                Explanation of Charge
--------------- --------------------- --------------------- ---------------------
$ 4,000              None                  $    0           10% of certificate value surrendered free
$ 8,000              None                  $    0           No charge on certificate earnings
$10,000              2%                    $  200           Payment made in certificate year 1; surrendered at payment year 5 rate
$ 3,000              5%                    $  150           Payment made in certificate year 4; surrendered at payment year 2 rate
----------------------------------------------------------------------------------------------------------------------------------
Total Surrender Charge:                    $  350


Surrender Charge on Partial Surrender -- The surrender charge is deducted from the certificate value remaining after the owner is paid the partial surrender amount requested. For example, if the owner requested a partial surrender net check amount of $1,000 and the surrender charge rate that applied to that amount were 5 percent, the owner would receive the $1,000 requested and the surrender charge amount would be $52.63 for a total withdrawal of $1,052.63.

Possible Reduction in Charges -- In some cases, IDS Life of New York may expect to incur lower sales and administrative expenses or perform fewer services. In those cases, IDS Life of New York may, in its discretion, reduce or eliminate certain administrative and surrender charges. However, IDS Life of New York expects this to occur infrequently, if at all.

Surrendering Your Certificate

As owner, you may surrender all or part of your Certificate's value at any time before the retirement date by making a written request.

You may have to pay surrender charges as previously explained. Also, if you fully surrender your Certificate, a prorated portion of the certificate administrative charge based on the number of days from your last certificate anniversary to the date of full surrender will be deducted at the time of surrender. No surrenders may be made after the retirement date.


You may have to pay a 10 percent IRS penalty tax for surrenders made before you reach age 59-1/2. In addition, if you purchased the Certificate in connection with a qualified plan such as a 401(k) plan or a TSA (but not an IRA) and the amount surrendered is paid to you instead of being directly rolled over to an IRA or another eligible qualified plan, 20 percent income tax withholding may be imposed. See the section called "Federal Tax Information." Finally, certain restrictions may apply to participants in TSA plans. See the section called "Tax-Sheltered Annuities."

PAGE 28
Tax-Sheltered Annuities -- The Code imposes certain restrictions on an owner's right to receive early distributions attributable to salary reduction contributions from a Certificate purchased in connection with a retirement plan qualified under Section 403(b) as a TSA.

Distributions attributable to salary reduction contributions made after Dec. 31, 1988, plus the earnings on them, or to transfers or rollovers of such amounts from other contracts, may be made from the TSA only if the owner has attained age 59-1/2, has become disabled as defined in the Code, has separated from the service of the employer that purchased the Certificate or has died. Additionally, if the owner should encounter a financial hardship (within the meaning of the Code), he or she may receive a distribution of all certificate values attributable to salary reduction contributions made after Dec. 31, 1988, but not of the earnings on them. These restrictions do not apply to the Dec. 31, 1988 value or to transfers or exchanges of contract values within the Certificate or to another registered variable annuity contract or investment vehicle available through the employer.

Even though a distribution may be permitted under these rules (e.g., for hardship or after separation from service), it may nonetheless be subject to a 10 percent IRS penalty tax (in addition to income tax) as a premature distribution and to 20 percent income tax withholding. See the section called "Federal Tax Information."

In addition, for certain types of contributions under a Section 403(b) annuity to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. You should consult your employer to determine whether the nondiscrimination rules apply to you.

Systematic Withdrawals - IDS Life of New York allows you to establish systematic withdrawals of certificate values through a one-time written request or other method acceptable to IDS Life of New York. Amounts of up to 10 percent of the certificate value at the beginning of the certificate year may be withdrawn. The minimum systematic withdrawal amount from the certificate is $100, and such withdrawals can be made on a monthly, quarterly, semiannual or annual basis. You may designate systematic withdrawals be made from the Annuity in one of the following ways:

o withdrawing a specific total dollar amount prorated from all subaccounts and/or the Fixed Account in which you have a balance (if no other choice is made, amounts will be withdrawn under this method);

o withdrawing a specific total dollar amount and also specifying which percentage of that total amount will be withdrawn from all subaccounts and/or the Fixed Account in which you have a balance; or

o withdrawing only the interest credited to the Fixed Account over the systematic withdrawal period.

PAGE 29
The minimum certificate value required to begin systematic withdrawals is $5,000. You may start or stop this service at any time, but must give IDS Life of New York 30 days' notice to change any systematic withdrawal instructions that are currently in place. IDS Life of New York will not deduct surrender charges for first-year systematic withdrawals of amounts up to 10 percent of the initial purchase payment.

Systematic withdrawals may result in income taxes, withholding taxes and penalty taxes being applied to all or a portion of the amount withdrawn. You should consult your tax advisor regarding the tax consequences of systematic withdrawals.

Partial Surrenders -- The minimum amount you may surrender is $500. You cannot make a partial surrender if it would reduce the value of your investment in a subaccount or in the Fixed Account to less than $500 unless the value of your investment in a subaccount or in the Fixed Account is fully withdrawn.

If you have a balance in more than one subaccount and/or in the Fixed Account and request a partial surrender, IDS Life of New York will withdraw money from all the subaccounts and/or the Fixed Account in the same proportion as your value in each subaccount or in the Fixed Account bears to your total certificate value, unless you request otherwise.

A partial surrender request not exceeding $40,000 may be made by telephone. IDS Life of New York has the authority to honor any telephone requests believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as the procedures are followed, neither IDS Life of New York nor its affiliates will be liable for any loss resulting from fraudulent requests. At times when the volume of telephone requests is unusually high, IDS Life of New York will take special measures to ensure that your call is answered as promptly as possible. A telephone surrender request will not be allowed within 30 days of a phoned-in address change.

You may request that telephone withdrawals not be authorized from your account by writing IDS Life of New York.

Total Surrenders -- IDS Life of New York will compute the value of your Certificate at the close of business, currently the same as the close of the NYSE, after receipt of your request for a complete surrender. IDS Life of New York may ask you to return the Certificate.

Receiving Payment -- Payment will be mailed within seven days after IDS Life of New York receives your request. However, IDS Life of New York may postpone payment if:

o the surrender value includes a purchase payment check that has not cleared;

PAGE 30
o the NYSE is closed, except for normal holiday and weekend closings;

o trading on the NYSE is restricted according to the rules of the SEC;

o an emergency, as defined by the rules of the SEC, makes it impracticable for the Portfolios and Funds to sell securities or to value the Portfolios' or Funds' net assets; or

o the SEC permits a delay in payment for the protection of owners.


NOTE: You will be charged a fee if you request express mail delivery.


Payment in Case of Death before Retirement Payments Begin

Prior to the retirement date, if you or the annuitant die before the initial fifth certificate anniversary, IDS Life of New York will pay the beneficiary the greater of:

1) the certificate value; or

2) the amount of purchase payments (minus any surrenders).

On or after the initial fifth certificate anniversary, and each subsequent fifth certificate anniversary, IDS Life of New York will pay the beneficiary the greater of:

1) the certificate value; or

2) a minimum guaranteed death benefit which equals:

   a) the death benefit calculated as of the previous fifth certificate anniversary; plus

   b) any purchase payments made since the previous fifth certificate anniversary; minus

   c) any surrenders since the previous fifth certificate anniversary.

If Your Spouse is Sole Beneficiary -- If you, as owner of the Certificate, die before the retirement date and your spouse is the only beneficiary of the Certificate, your spouse may keep the Certificate as owner and annuitant. To do this, within 60 days after IDS Life of New York receives proof of death, it must receive written instructions from your spouse to keep the Certificate in force.


Section 401(k) Plans, TSAs, Custodial and Trusteed Plans, and IRAs -- If you buy the Certificate in connection with a Section 401(k) plan, custodial or trusteed plan or as an IRA or TSA and you die before reaching age 70-1/2 and your spouse is the only beneficiary, your spouse may keep the Certificate in force until the date on which you would have reached age 70-1/2 or any other date permitted

PAGE 31
by the Code. To do this, within 60 days after IDS Life of New York receives proof of death, it must receive written instructions from your spouse to keep the Certificate in force.


Paying the Beneficiary -- Unless you have given IDS Life of New York other written instructions, IDS Life of New York will pay the beneficiary in a single lump sum payment. The beneficiary may elect to receive payment any time within 5 years after the date of death. Payments made from a Certificate purchased to fund certain qualified plans to a surviving spouse instead of being directly rolled over into an IRA may be subject to 20 percent income tax withholding. See the section called "Federal Tax Information." IDS Life of New York may make payments under any retirement payment plan available under this Annuity if:

o the beneficiary asks IDS Life of New York in writing within 60 days after IDS Life of New York receives proof of death;


o payments begin no later than one year after death or other date as permitted by the Code; and


o the payment period does not extend beyond the beneficiary's life or life expectancy in accordance with applicable provisions of the Code.

When paying the certificate value to the beneficiary, IDS Life of New York will determine the Certificate's value at the next close of the NYSE after IDS Life of New York's death claim requirements are fulfilled. Interest, if any, is paid at a rate no less than that required by applicable law. IDS Life of New York will mail payment to the beneficiary within seven days after all death claim requirements are fulfilled.

Settlement Value of Your Certificate

The amount available on the retirement date to provide payments under a retirement payment plan is the current value of your investment, called the certificate value. Because Portfolio or Fund investments (other than those in the Money Market Portfolio) fluctuate in value each day, there can be no guarantee that the certificate value will exceed, or even equal, the amount of your purchase payments. You will receive quarterly statements showing your certificate value and any other information required by applicable law at least annually.

On your retirement date, the certificate value is applied to IDS Life of New York's current fixed table of settlement rates, which will be at least as favorable as that contained in the Certificate.

IDS Life of New York then calculates lifetime annuity payments according to the retirement payment plan you choose.

A unisex table of settlement rates will apply, except when the Certificate is used to fund an IRA or a nonqualified plan.

PAGE 32
Payout Options at Retirement

As the owner of the Certificate, you have the right to decide how retirement payments are to be made. You may select one of the retirement payment plans outlined below, or you and IDS Life of New York may mutually agree on other payment arrangements. Annuity payments will be made on a fixed basis. A fixed annuity is one with payments that are guaranteed by IDS Life of New York as to dollar amount. Fixed annuity payments after the first payment will never be more or less than the first payment.

Retirement Payment Plans -- You may choose any one of these payment plans by giving IDS Life of New York written instructions at least 30 days before the retirement date:

o Plan A - Life Annuity - No Refund -- Monthly payments are made until the annuitant's death. Payments end with the last monthly payment before the annuitant's death; no further payments will be made. You should understand that if the annuitant dies after only the first monthly payment, no further payments will be made.

o Plan B - Life Annuity with 5, 10 or 15 Years Certain -- Monthly payments are made until the annuitant's death. However, payments are guaranteed for 5, 10 or 15 years. If the annuitant dies before all guaranteed payments have been made, IDS Life of New York will continue making those guaranteed payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

o Plan C - Life Annuity - Installment Refund -- Monthly payments are made until the annuitant's death. However, payments are guaranteed to continue for at least the number of months determined by dividing the certificate value at the time of retirement by the amount of the monthly payment. If the annuitant dies before all guaranteed payments have been made, IDS Life of New York will continue making those guaranteed payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

o Plan D - Joint and Last Survivor Life Annuity - No Refund -- Monthly payments are made while both the annuitant and a joint annuitant are living. If either annuitant dies, monthly payments continue at the full amount until the death of the surviving annuitant. Payments end with the death of the second annuitant, and no further payments will be made. You should understand that if both the annuitant and the joint annuitant die after only the first monthly payment, no further payments will be made.

o Plan E - Period Certain Annuity -- Monthly payments are made for a period of years. The period of years may be no less than 10 years and no more than 30 years. Even if the annuitant lives beyond the period of years selected, no further payments will be made. However, if the annuitant dies before the end of the period selected, IDS Life of New York will continue making monthly payments to you, if living; if not, to your beneficiary; or, if no beneficiary is named, to your estate.

PAGE 33
Restrictions for Some Qualified Plans -- If your Certificate was purchased in connection with a Section 401(k) plan, custodial or trusteed plan, or as a TSA or an IRA, you must select a payment plan (in accordance with the applicable provisions of the Code) that provides for payments:

o over the life of the annuitant;

o over the joint lives of the annuitant and beneficiary;

o for a period not exceeding the life expectancy of the annuitant;
or

o for a period not exceeding the joint life expectancies of the annuitant and beneficiary.

If IDS Life of New York Does Not Receive Instructions -- You must give IDS Life of New York written instructions for paying retirement benefits at least 30 days before the retirement date. If you do not, IDS Life of New York will make payments under Plan B, with 120 monthly payments guaranteed.

If Monthly Payments Would be Less than $50 -- IDS Life of New York will calculate your certificate value at the retirement date. If the calculations show that monthly payments would be less than $50, IDS Life of New York reserves the right to change the frequency of the retirement payments or to pay the certificate value in one lump sum.

Death After Retirement Payments Begin -- If you or the annuitant die after retirement payments begin, any amount payable, as provided in the retirement payment plan in effect, will be continued to the beneficiary, if living; if not, the owner, if living; if not, the owner's estate.

Changing Ownership


You may change ownership of your Certificate at any time by filing a change of ownership on a form approved by IDS Life of New York and sent to our home office. No change of ownership will be binding upon IDS Life of New York until the change is received and recorded. IDS Life of New York takes no responsibility for the validity of the change.


If you have a qualified plan, the Certificate may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than IDS Life of New York. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a Certificate may be transferred to the annuitant.

The value of any part of a nonqualified Certificate assigned or pledged is taxed like a cash withdrawal to the extent allocable to investment in the Certificate.

PAGE 34
Transfer of a nonqualified Certificate to another person without adequate consideration is considered a gift and the transfer may be considered a surrender of the Certificate for federal income tax purposes. The income on the Certificate will be taxed to the transferor (original owner), who may be subject to a 10 percent IRS penalty tax for early withdrawal. The transferee's (new owner's) investment in the Certificate will be the value of the Certificate at the time of the transfer. Consult with your tax advisor before taking any action.

Federal Tax Information

Under current law, there is no liability for federal income tax on any increase in the Certificate's value until payments are made, except as discussed above in "Changing Ownership." However, since federal tax consequences cannot always be anticipated, you should consult a tax advisor if you have any questions about the taxation of your Certificate.

You are not taxed on your investment in the Certificate. Your investment generally includes purchase payments made into the Certificate with after-tax dollars. If the investment in the Certificate was made by you or on your behalf with pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the Certificate and will be taxed when paid to you.

If you surrender part or all of your Certificate before the date on which retirement payments begin, you will be taxed on the payments that you receive to the extent that the value of your Certificate exceeds your investment. In addition, you may have to pay a 10 percent IRS penalty tax for early withdrawal and, for surrenders from Certificates purchased to fund qualified plans and TSAs, 20 percent income tax withholding may be imposed.

If payments begin under a nonqualified Certificate, a portion of each payment will be subject to tax and a portion of each payment will be considered a return of part of your investment in the Certificate and will not be taxed. All amounts received after your investment is recovered will be subject to tax. If payments begin under a qualified Certificate, for example an IRA, TSA, or Section 401(k) plan, all of the payments generally will be subject to taxation except to the extent that the contributions were made with after-tax dollars.

Unlike life insurance proceeds, the death benefit under your Certificate is not tax exempt. The gain, if any, is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments.

Federal tax law requires that all nonqualified deferred contracts issued by the same company to the same owner during a calendar year be treated as a single, unified contract. The amount of income included and taxed in a distribution (or a transaction deemed a distribution under federal tax law) taken from any one of such contracts is determined by aggregating all such contracts.

PAGE 35
The income earned on a Certificate held by such entities as corporations, partnerships or trusts generally will be treated as ordinary income received during that year.

You may have to pay a 10 percent IRS penalty tax on any amount includable in your ordinary income. This penalty will not apply to any amount received:

o after you reach age 59-1/2;

o because of your death;

o because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for Certificates in qualified plans).

These are the major exceptions to the 10 percent IRS penalty tax. Additional exceptions may apply depending upon whether your Certificate is qualified. For qualified Certificates, other penalties apply if you surrender a Certificate before the plan specifies that payments can be made under the plan.

In general if you receive all or a portion of the value of a Certificate you purchased to fund a qualified plan such as a 401(k) plan or TSA (but not an IRA), mandatory 20 percent income tax withholding will be imposed at the time the payment is made. In addition, federal income tax and the 10 percent IRS penalty tax for early withdrawals may apply to amounts properly includable in income. This mandatory 20 percent income tax withholding will not be imposed if:

o instead of receiving the payment, you elect to have the payment rolled over directly to an IRA or another eligible qualified plan;

o the payment is one of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your designated beneficiary) or made over a period of 10 years or more; or

o the payment is a minimum distribution required under the Code.

These are the major exceptions to the mandatory 20 percent income tax withholding. Payments made to a surviving spouse instead of being directly rolled over to an IRA may be subject to 20 percent income tax withholding. For taxable distributions that are not subject to the mandatory 20 percent withholding, federal income tax will be withheld from the taxable part of your distribution unless you elect otherwise. State withholding also may be imposed on taxable distributions.

PAGE 36
You will receive a 1099 tax information form for any year in which you receive a taxable distribution from your Certificate according to our records.


Our discussion of federal tax laws is based on our understanding of these laws as they are currently interpreted. Either federal tax laws or current interpretations of them may change. You are urged to consult your tax advisor regarding your specific circumstances.

Additional Information about the Annuity and Certificates

Accumulation Units

When your purchase payments are allocated to the subaccount(s) you have chosen, they will be converted into accumulation units. The number of accumulation units to be credited to your Certificate is determined by dividing the purchase payment by the accumulation unit value.

Accumulation Unit Value -- The accumulation unit value for each subaccount was originally set at $1. IDS Life of New York determines the current accumulation unit value by taking the last accumulation unit value for that subaccount and multiplying it by the current net investment factor.

Net Investment Factor -- The net investment factor is determined by:

o adding the Portfolio's or Fund's net asset value per share and the per share amount of any current dividend or capital gain distribution made by the Portfolio or Fund and held in the subaccount;

o dividing that sum by the last net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and Variable Account administrative charge from the result.

Because the net investment factor may be greater or less than one, the accumulation unit value may increase or decrease. You bear this investment risk.

Distribution of the Certificates

Smith Barney Inc. is the principal underwriter of the Certificate. IDS Life of New York pays total commissions of up to 7.0% of the total purchase payments received on the Certificates.

About the Portfolios and Funds

Voting Rights -- As the Certificate owner, you have voting rights in the Smith Barney Series Fund and the Portfolios and in the Funds, the shares of which are held by the subaccounts in which you have invested. IDS Life of New York will vote the shares of each Portfolio and Funds in which you have a beneficial interest

PAGE 37
according to the instructions received from you. The number of votes you have is determined by applying your percentage interest in the subaccount to the total number of votes allowed to the subaccount.

IDS Life of New York calculates votes separately for each subaccount, and will do this not more than 60 days before a meeting of beneficial owners of the Portfolios and Funds. Owners with an interest in the matter or matters being considered will receive notice of these meetings, proxy materials and a statement of the number of votes to which they are entitled.

If you do not give IDS Life of New York voting instructions, it will vote your shares in the same proportion as the votes for which it has received instructions. IDS Life of New York also will vote the shares for which it has voting rights in the same proportion as the votes for which it has received instructions. See the accompanying prospectuses for a detailed description of voting rights in the Portfolios and Funds.

Substitution of Investments -- If shares of any Portfolio or Funds should not be available for purchase by the appropriate subaccount or if, in the judgment of IDS Life of New York's management, further investment in such shares is no longer appropriate in view of the purposes of the subaccount, shares of another registered, open-end management investment company may be substituted for Portfolio or Fund shares held in the subaccounts. If deemed by IDS Life of New York to be in the best interest of persons having voting rights under the Annuity, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered under such Act in the event such registration is no longer required. In the event of any such substitution or change, IDS Life of New York, without the consent or approval of the owners, may amend the Annuity and related Certificates and take whatever action is necessary and appropriate.

However, no such substitution or change will be made without any necessary approval of the SEC and state insurance department. IDS Life of New York will notify owners of any substitution or change.

Information on the Fixed Account of the Annuity

In addition to the thirteen subaccounts of the Variable Account described in this prospectus, the Annuity has a Fixed Account available for allocation of purchase payments. Generally, the information in the section called "Using the Annuity and Certificate" applies in a like manner to the Fixed Account.
However, there are some differences.

The Fixed Account operates like a traditional annuity. Fixed annuity cash values increase based on interest rates that may change from time to time but are guaranteed by IDS Life of New York. Interest is credited and compounded daily to yield an effective annual interest rate. The minimum guaranteed interest rate is 4 percent. Purchase payments and transfers to the Fixed Account become part of the general account of IDS Life of New York.

PAGE 38
In contrast, purchase payments and transfers to the subaccounts of the Variable Account go into a segregated asset account; they are not mingled with IDS Life of New York's main portfolio of investments that support fixed annuity obligations. The gains achieved or losses suffered by the segregated asset account have no effect on the Fixed Account.

The Annuity allows you to transfer certificate values between the Fixed Account and the subaccounts, but such transfers are restricted as follows:

1.  You  may  transfer   certificate  values  from  the  Fixed  Account  to  the
subaccount(s) or from the subaccount(s) to the Fixed Account up to six times per certificate year, subject to restrictions #2 and #3 below.

2. If a transfer is made from the Fixed Account to the subaccount(s), no subsequent transfer from any subaccount back to the Fixed Account may be made for six months from the last transfer date from the Fixed Account.

3. Except for automated transfers of certificate values, transfers must be for at least $500 or your entire balance in the Fixed Account, if less.

IDS Life of New York may, in its sole discretion and subject to regulatory approval, suspend or modify these transfer privileges at any time.

The Annuity allows you to make automated transfers of certificate values between the Fixed Account and the subaccounts, but such transfers may not exceed an amount that, if continued, would deplete the Fixed Account within 12 months. The minimum automated transfer amount is $100. Such transfers may be made on a monthly, quarterly, semiannual or annual basis. The limit on transfers between the Fixed Account and subaccounts to six times per year may be waived if the automated transfer of certificate values service is in effect. You may start or stop this service at any time, but you must give IDS Life of New York 30 days' notice to change any automated transfer instructions that are currently in place. Automated transfers are subject to all of the other Annuity provisions and terms.

If you make any type of transfer from the Fixed Account, you may not transfer certificate values from any subaccount back to the Fixed Account for six months from the last transfer date from the Fixed Account.

The mortality and expense risk charge and the Variable Account administrative charge do not apply to values allocated to the Fixed Account. However, the other charges described in this prospectus do apply to the Fixed Account.

Because of exemptive and exclusionary provisions, interests in IDS Life of New York's general account have not been registered under the Securities Act of 1933, as amended (1933 Act), nor is the

PAGE 39
general account registered as an investment company under the 1940 Act. Accordingly, neither the general account of IDS Life of New York nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts, and IDS Life of New York has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the Fixed Account. Disclosures regarding the Fixed Account of the Annuity and the general account of IDS Life of New York, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectuses.

Table of Contents of the SAI

                                      Page

Performance Information..........................................

Rating Agencies..................................................

Principal Underwriter............................................

Independent Auditors.............................................


Prospectus.......................................................

Financial Statements
        IDS Life of New York Account SBS
        IDS Life Insurance Company of New York
-------------------------------------------------------------------
If you would like to receive a copy of the SAI for:

   Symphony Annuity
   (IDS Life of New York Account SBS)

please return this request to:

   IDS Life Insurance Company of New York
   P.O. Box 5144
   Albany, New York 12205

   Your name___________________________________________

   Address_____________________________________________

   City_________________________ State______ Zip_______

                                STATEMENT OF ADDITIONAL INFORMATION

                                                for

                                         SYMPHONY ANNUITY

                                 IDS LIFE OF NEW YORK ACCOUNT SBS


                                            May 1, 1997



IDS Life of New York Account SBS is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).


This Statement of Additional Information (SAI), dated May 1, 1997, is not a prospectus. It should be read together with the Account's prospectus, dated May 1, 1997, which may be obtained from your Smith Barney Financial Consultant, or by writing or calling IDS Life of New York Annuity Service at the address or telephone number below.




IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY  12203
(518) 869-8613

PAGE 41
                                         TABLE OF CONTENTS

Performance Information........................................ 3

Rating Agencies................................................ 5

Principal Underwriter.......................................... 5

Independent Auditors........................................... 5


Prospectus..................................................... 5

Financial Statements

        - IDS Life of New York Account SBS
        - IDS Life Insurance Company of New York

PAGE 42
PERFORMANCE INFORMATION

Calculation of Yield for the New York Money Market Subaccount

Simple yield for the New York Money Market subaccount will be based on the: (a) change in the value of a hypothetical investment (exclusive of capital changes) at the beginning of a seven-day period for which yield is to be quoted; (b) subtracting a pro rata share of subaccount expenses accrued over the seven-day period; (c) dividing the difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) annualizing the results (i.e., multiplying the base period return by 365/7). Calculation of effective yield begins with the same base period return used in the calculation of yield, which is then annualized to reflect compounding according to the following formula:

                                                365/7
      Effective Yield =[(Base Period Return + 1)      ]-1


On Dec. 31, 1996, the Account's simple yield was 2.52% and its effective yield was 2.55%.


Calculation of Yield for the Non Money Market Subaccounts

For a subaccount other than the Money Market subaccount, quotations of yield will be based on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and will be computed by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:
                                        6
                    YIELD = 2 [(a-b + 1)  - 1]
                                cd

where:         a =  dividends and investment income earned during the
                    period.
               b =  expenses accrued for the period (net of
                    reimbursements).
               c    = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends.
               d =  the maximum offering price per accumulation unit
                    on the last day of the period.

Yield on the subaccount is earned from the increase in the net asset value of shares of the portfolio or fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the portfolio or fund.

PAGE 43
Calculation of Average Annual Total Return

Quotations of average annual total return for any subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the certificate over a period of one, five and ten years (or, if less, up to the life of the subaccount), calculated according to the following formula:

                        P(1+T) n = ERV

where:  P      =      a hypothetical initial payment of $1,000.
        T      =      average annual total return.
        n      =      number of years.
      ERV             = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one-, five or ten-year (or other) period at the end of the one-, five- or ten-year
                      (or other) period (or fractional portion thereof).

Subaccount total return figures reflect the deduction of the certificate administrative charge, Variable Account administrative charge and mortality and expense risk fee. Performance figures will be shown with the deduction of the applicable surrender charge; in addition, performance figures may be shown without the deduction of a surrender charge. The Securities and Exchange Commission (SEC) requires that an assumption be made that the owner surrenders the entire certificate at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount) for which performance is required to be calculated.

Aggregate Total Return

Aggregate total return represents the cumulative change in the value of an investment over a specific period of time (reflecting change in a subaccount's accumulation unit value) and is computed by the following formula:

                                              ERV - P
                                                 P

where:  P  =          a hypothetical initial payment of $1,000.
      ERV  =          Ending Redeemable Value of a hypothetical $1,000
                      payment made at the beginning of the one-, five-, or ten-year (or other) period at the end of the one-, five, or ten-year (or other) period (or fractional portion thereof).


Subaccount   total  return  figures   reflect  the  deduction  of  the  contract
administrative charge, Variable Account administrative charge, and mortality and expense risk fee.


Performance of the subaccounts may be quoted or compared to rankings, yields, or returns as published or prepared by independent rating or statistical services or publishers or publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Money, Morningstar, Mutual Fund Values, Mutual Fund Forecaster, The New York Times, Stranger's Investment Advisor, USA Today, U.S. News & World Report and The Wall Street Journal.

PAGE 44
RATING AGENCIES

The following chart reflects the ratings given to IDS Life Insurance Company of New York by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts. This information relates only to the fixed account and reflects IDS Life of New York's ability to make annuity payouts and to pay death benefits and other distributions from the certificate.

Rating agency         Rating

A.M. Best               A+
                    (Superior)

Duff & Phelps          AAA

Moody's                Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the Account is Smith Barney Inc., which offers the variable annuity on a continuous basis.


Surrender charges received by IDS Life of New York for 1996, 1995 and 1994 aggregated $551,374, $464,724, and $269,275, respectively.

Commissions paid by IDS Life of New York for 1996, 1995 and 1994 aggregated $1,036,511, $681,615 and $1,130,352 respectively. The surrender charges were applied toward payment of commissions.


INDEPENDENT AUDITORS


The financial statements of IDS Life of New York Account SBS including the statements of net assets as of Dec. 31, 1996, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, and the financial statements of IDS Life Insurance Company of New York (a wholly owned subsidiary of IDS Life Insurance Company) at Dec. 31, 1996 and 1995 and for each of the three years in the period ended Dec. 31, 1996, appearing in this SAI, have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing herein.


PROSPECTUS


The prospectus dated May 1, 1997, is hereby incorporated in this SAI by reference.

IDS Life of New York Account SBS
---------------------------------------------------------------------------------------------------------------------------------
Statements of Net Assets*                                                                                           Dec. 31, 1996

                                                                        Segregated Asset Subaccount
                                          ---------------------------------------------------------------------------------------
Assets                                       BMO         BIH          BDS           BEM          BEX          BGI         BAP

---------------------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
Smith Barney Series Fund Money Market
Portfolio -  377,413 shares at net
asset value of  $1.00  per
share (cost $377,409)                     $377,407   $       -   $         -    $        -   $        -   $        -   $        -
Smith Barney Series Fund Intermediate
High Grade Portfolio - 141,776 shares
at net asset value of
$10.70 per share (cost $1,439,922)               -    1,517,004            -             -            -            -            -
Smith Barney Series Fund Diversified
Strategic Income Portfolio -
278,789 shares at net asset value
of  $10.98 per share (cost $2,774,884)           -            -    3,061,105             -            -            -            -
Smith Barney Series Fund
Equity Income Portfolio -
133,852 shares at net asset value
of  $13.01 per share (cost $1,503,341)           -            -            -     1,741,420            -            -            -
Smith Barney Series Fund
Equity Index Portfolio -
108,303 shares at net asset value
of  $18.36 per share (cost $1,281,356)           -            -            -             -    1,988,450            -            -
Smith Barney Series Fund Growth
& Income Portfolio -
163,506 shares at net asset value
of  $16.43 per share (cost $1,867,104)           -            -            -             -            -    2,686,402            -
Smith Barney Series Fund
Appreciation Portfolio -
308,922 shares at net asset value
of  $15.86 per share (cost $3,813,815)           -            -            -             -            -            -    4,899,505
Smith Barney Series Fund Total
Return Portfolio -
147,101 shares at net asset value
of  $15.73 per share (cost $1,690,255)           -            -            -             -            -            -            -
Smith Barney Series Fund Emerging
Growth Portfolio -
62,200 shares at net asset value
of  $15.83 per share (cost $698,481)             -            -            -             -            -            -            -
Smith Barney Series Fund International
Equity Portfolio -
137,790 shares at net asset value
of  $12.07 per share (cost $1,371,427)           -            -            -             -            -            -            -
IDS Life Capital Resource Fund -
651 shares at net asset value
of  $23.68 per share (cost $17,225)              -            -            -             -            -            -            -
IDS Life Manged Fund, Inc. -
997 shares at net asset value
of  $16.75 per share (cost $16,230)              -            -            -             -            -            -            -
---------------------------------------------------------------------------------------------------------------------------------
                                           377,407    1,517,004    3,061,105     1,741,420    1,988,450    2,686,402    4,899,505
---------------------------------------------------------------------------------------------------------------------------------
Accounts receivable from IDS Life of
New York for contract purchase payments          -            -            4             -            -            -            -
Receivable from mutual funds
for share redemptions                            -       11,367            -         5,758           25        7,395        7,454
---------------------------------------------------------------------------------------------------------------------------------
Total assets                               377,407    1,528,371    3,061,109     1,747,178    1,988,475    2,693,797    4,906,959
---------------------------------------------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
  Mortality and expense risk fee               412        1,669        3,351         1,920        2,174        2,946        5,376
  Administrative charge                         82          334          670           384          435          589        1,075
  Contract terminations                          -       11,367            -         5,758           25        7,395        7,454
Payable to mutual funds for investments
  purchased                                      -            -            4             -            -            -            -
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                              494       13,370        4,025         8,062        2,634       10,930       13,905
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                    $376,913   $1,515,001   $3,057,084    $1,739,116   $1,985,841   $2,682,867   $4,893,054
---------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding             342,709    1,324,173    2,397,158     1,409,996    1,208,198    1,764,354    3,249,343
---------------------------------------------------------------------------------------------------------------------------------
Net asset value per accumulation unit        $1.10        $1.14        $1.28         $1.23        $1.64        $1.52        $1.51
---------------------------------------------------------------------------------------------------------------------------------
*Subaccount BSI had no activity in 1996.

See accompanying notes to financial statements.

IDS Life of New York Account SBS
-------------------------------------------------------------------------------------------------------------------
Statements of Net Assets*  (continued)                                                                Dec. 31, 1996

                                                               Segregated Asset Subaccount
                                        --------------------------------------------------------------     Combined
Assets                                        BTR          BEG         BIE          BCR        BMG         Variable
                                                                                                            Account
-------------------------------------------------------------------------------------------------------------------
Investments in shares of mutual funds,
at market value:
Smith Barney Series Fund Money
Market Portfolio -
377,413 shares at net asset value
of  $1.00  per share (cost $377,409)      $        -     $      -    $        -  $      -  $      -    $    377,407
Smith Barney Series Fund
Intermediate High Grade Portfolio -
141,776 shares at net asset value
of  $10.70 per share (cost $1,439,922)             -            -             -         -         -       1,517,004
Smith Barney Series Fund
Diversified Strategic Income
Portfolio -  278,789 shares
at net asset value of  $10.98
per share   (cost $2,774,884)                      -            -             -         -         -       3,061,105
Smith Barney Series Fund Equity
Income Portfolio - 133,852 shares at
net asset value of  $13.01 per
share (cost $1,503,341)                            -            -             -         -         -       1,741,420
Smith Barney Series Fund Equity
Index Portfolio -
108,303 shares at net asset value
of  $18.36 per share (cost $1,281,356)             -            -             -         -         -       1,988,450
Smith Barney Series Fund
Growth & Income Portfolio -
163,506 shares at net asset value
of  $16.43 per share (cost $1,867,104)             -            -             -         -         -       2,686,402
Smith Barney Series
Fund Appreciation Portfolio -
308,922 shares at net asset value
of  $15.86 per share (cost $3,813,815)             -            -             -         -         -       4,899,505
Smith Barney Series Fund
Total Return Portfolio -
147,101 shares at net asset value
of  $15.73 per share (cost $1,690,255)     2,313,908            -             -         -         -       2,313,908
Smith Barney Series Fund
Emerging Growth Portfolio -
62,200 shares at net asset value
of  $15.83 per share (cost $698,481)               -      984,633             -         -         -         984,633
Smith Barney Series Fund
International Equity Portfolio -
137,790 shares at net asset value
of  $12.07 per share (cost $1,371,427)             -            -     1,663,127         -         -       1,663,127
IDS Life Capital Resource Fund -
651 shares at net asset value
of  $23.68 per share (cost $17,225)                -            -             -    15,422         -          15,422
IDS Life Manged Fund, Inc. -
997 shares at net asset value
of  $16.75 per share (cost $16,230)                -            -             -         -    16,707          16,707
-------------------------------------------------------------------------------------------------------------------
                                           2,313,908      984,633     1,663,127    15,422    16,707      21,265,090
-------------------------------------------------------------------------------------------------------------------
Accounts receivable from IDS Life of New
York for contract purchase payments                -            -             -         -         -               4
Receivable from mutual funds
for share redemptions                             17            8            43         -         -          32,067
-------------------------------------------------------------------------------------------------------------------
Total assets                               2,313,925      984,641     1,663,170    15,422    16,707      21,297,161
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable to IDS Life of New York for:
  Mortality and expense risk fee               2,523        1,085         1,822        17        22          23,317
  Administrative charge                          505          217           364         3         4           4,662
  Contract terminations                           17            8            43         -         -          32,067
Payable to mutual funds for
  investments purchased                            -            -             -         -         -               4
-------------------------------------------------------------------------------------------------------------------
Total liabilities                              3,045        1,310         2,229        20        26          60,050
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts
   in accumulation period                 $2,310,880     $983,331    $1,660,941   $15,402   $16,683     $21,237,113
-------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding             1,395,812      635,093     1,430,246    12,845    12,010
---------------------------------------------------------------------------------------------------
Net asset value per accumulation unit          $1.66        $1.55         $1.16     $1.20     $1.39
---------------------------------------------------------------------------------------------------
*Subaccount BSI had no activity in 1996.

See accompanying notes to financial statements.

IDS Life of New York Account SBS
--------------------------------------------------------------------------------------------------------------------------------
Statements of Operations*                                                                               Year ended Dec. 31, 1996

                                                                         Segregated Asset Subaccount
                                          --------------------------------------------------------------------------------------
                                              BMO          BIH          BDS         BEM          BEX         BGI          BAP
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
Dividend income from mutual funds .....   $  18,432    $  11,343    $  40,618    $  10,715    $  63,985   $   3,773    $ 397,491
--------------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee ........       4,939       19,318       39,427       23,513       23,282      32,120       59,507
Administrative charge .................         988        3,864        7,885        4,703        4,656       6,424       11,901
--------------------------------------------------------------------------------------------------------------------------------
Total expenses ........................       5,927       23,182       47,312       28,216       27,938      38,544       71,408
--------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net ........      12,505      (11,839)      (6,694)     (17,501)      36,047     (34,771)     326,083
--------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments - net
--------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of
investments in mutual funds:
Proceeds from sales ...................     135,474      151,486      803,197      394,929      126,843     297,090      836,186
Cost of investments sold ..............     135,472      146,477      762,975      355,108       84,464     219,650      634,248
--------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments           2        5,009       40,222       39,821       42,379      77,440      201,938
Net change in unrealized appreciation
or depreciation of investments ........          (2)      10,148      250,197       52,896      258,634     376,808      252,993
--------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments ........          --       15,157      290,419       92,717      301,013     454,248      454,931
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net
   assets resulting from operations ...   $  12,505    $   3,318    $ 283,725    $  75,216    $ 337,060   $ 419,477    $ 781,014
--------------------------------------------------------------------------------------------------------------------------------
*Subaccount BSI had no activity in the year ended Dec. 31, 1996.

See accompanying notes to financial statements.

IDS Life of New York Account SBS
------------------------------------------------------------------------------------------------------------------------
Statements of Operations*   (continued)                                                         Year ended Dec. 31, 1996

                                                                    Segregated Asset Subaccount
                                          -----------------------------------------------------------------     Combined
                                                BTR         BEG         BIE          BCR           BMG          Variable
                                                                                                                 Account
------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
Dividend income from mutual funds .....   $   36,203   $   23,230   $    5,931    $    2,412    $    1,436    $  615,569
------------------------------------------------------------------------------------------------------------------------
Expenses:
Mortality and expense risk fee ........       26,361       13,654       21,495           170           192       263,978
Administrative charge .................        5,273        2,731        4,299            34            38        52,796
------------------------------------------------------------------------------------------------------------------------
Total expenses ........................       31,634       16,385       25,794           204           230       316,774
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net ........        4,569        6,845      (19,863)        2,208         1,206       298,795
------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments - net
------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) on sales of
investments in mutual funds:
Proceeds from sales ...................      146,083      403,770      382,578            27         1,386     3,679,049
Cost of investments sold ..............      118,400      267,703      329,796            27         1,387     3,055,707
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments       27,683      136,067       52,782            --            (1)      623,342
Net change in unrealized appreciation
or depreciation of investments ........      410,364       23,695      259,814        (1,803)          477     1,894,221
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments ........      438,047      159,762      312,596        (1,803)          476     2,517,563
------------------------------------------------------------------------------------------------------------------------
Net increase in net
   assets resulting from operations ...   $  442,616   $  166,607   $  292,733    $      405    $    1,682    $2,816,358
------------------------------------------------------------------------------------------------------------------------
*Subaccount BSI had no activity in the year ended Dec. 31, 1996.

See accompanying notes to financial statements.


IDS Life of New York Account SBS
-----------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets*                                                                        Year ended Dec. 31, 1996
                                                                     Segregated Asset Subaccount
                                   ------------------------------------------------------------------------------------------------
Operations                              BMO          BIH           BDS             BEM           BEX           BGI           BAP
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net .   $  12,505    $   (11,839)   $    (6,694)   $   (17,501)   $   36,047    $  (34,771)   $  326,083
Net realized gain
(loss) on investments ..........           2          5,009         40,222         39,821        42,379        77,440       201,938
Net change in unrealized
appreciation or depreciation
of investments .................          (2)        10,148        250,197         52,896       258,634       376,808       252,993
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations ......      12,505          3,318        283,725         75,216       337,060       419,477       781,014
-----------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Variable annuity contract
purchase payments ..............          --            320          6,665             --           319        79,541       158,409
Net transfers** ................     (34,126)        24,317        278,066       (122,361)      (29,084)       (9,054)      (53,766)
Surrender benefits and
contract charges ...............     (22,104)       (87,647)      (657,405)      (166,322)      (34,973)     (142,793)     (473,742)
Death benefits .................          --        (11,367)            --        (28,226)           --        (7,388)      (31,371)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions ..........     (56,230)       (74,377)      (372,674)      (316,909)      (63,738)      (79,694)     (400,470)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year      420,638      1,586,060      3,146,033      1,980,809     1,712,519     2,343,084     4,512,510
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ......   $ 376,913    $ 1,515,001    $ 3,057,084    $ 1,739,116    $1,985,841    $2,682,867    $4,893,054
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at
beginning of year ..............     394,848      1,390,013      2,704,108      1,676,729     1,248,903     1,818,942     3,535,742
Contract purchase payments .....        --              286          5,527             --           222        56,769       115,144
Net transfers** ................     (31,937)        21,344        234,161       (103,771)      (18,397)       (5,546)      (42,451)
Surrender benefits and
contract charges ...............     (20,202)       (77,535)      (546,638)      (138,973)      (22,530)     (100,952)     (336,324)
Death benefits .................          --         (9,935)            --        (23,989)           --        (4,859)      (22,768)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year     342,709      1,324,173      2,397,158      1,409,996     1,208,198     1,764,354     3,249,343
-----------------------------------------------------------------------------------------------------------------------------------
*Subaccount BSI had no activity in the year ended Dec. 31, 1996.
**Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's Fixed Account.

See accompanying notes to financial statements.

IDS Life of New York Account SBS
-------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets* (continued)                                                        Year ended Dec. 31, 1996

                                                               Segregated Asset Subaccount
                                   ------------------------------------------------------------------------------      Combined
Operations                               BTR            BEG             BIE            BCR             BMG             Variable
                                                                                                                        Account
-------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) - net .   $      4,569    $      6,845    $    (19,863)  $       2,208    $      1,206    $    298,795
Net realized gain (loss)
 on investments ................         27,683         136,067          52,782              --              (1)        623,342
Net change in unrealized
appreciation or depreciation
of investments .................        410,364          23,695         259,814          (1,803)            477       1,894,221
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
resulting from operations ......        442,616         166,607         292,733             405           1,682       2,816,358
-------------------------------------------------------------------------------------------------------------------------------
Contract Transactions
-------------------------------------------------------------------------------------------------------------------------------
Variable annuity contract
purchase payments ..............          2,515         128,416          77,745              --              --         453,930
Net transfers** ................         81,480         (56,936)         85,992          15,000          15,003         194,531
Surrender benefits and
contract charges ...............        (93,019)       (224,036)       (209,771)             (3)             (2)     (2,111,817)
Death benefits .................             --              --          (9,983)             --              --         (88,335)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions ..........         (9,024)       (152,556)        (56,017)         14,997          15,001      (1,551,691)
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year       1,877,288         969,280       1,424,225              --              --      19,972,446
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ......   $  2,310,880    $    983,331    $  1,660,941    $     15,402    $     16,683    $ 21,237,113
-------------------------------------------------------------------------------------------------------------------------------

Accumulation Unit Activity
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding
at beginning of year ...........      1,401,048         726,609       1,466,940              --              --
Contract purchase payments .....          1,742          83,146          70,256              --              --
Net transfers** ................         56,398         (32,999)         92,196          12,847          12,012
Surrender benefits and
contract charges ...............        (63,376)       (141,663)       (189,737)             (2)             (2)
Death benefits .................             --              --          (9,409)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year      1,395,812         635,093       1,430,246          12,845          12,010
-------------------------------------------------------------------------------------------------------------------------------
*Subaccount BSI had no activity in the year ended Dec. 31, 1996.
**Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's Fixed Account.

See accompanying notes to financial statements.



IDS Life of New York Account SBS
-------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets*                                                       Year ended Dec. 31, 1995

                                                          Segregated Asset Subaccounts
                           ----------------------------------------------------------------------------------------
Operations                    BMO        BIH            BDS           BEM          BEX          BGI          BAP
-------------------------------------------------------------------------------------------------------------------
Investment income
(loss) - net               $ 17,226   $   78,061    $  145,756   $   79,676    $   4,271     $  14,079   $   60,093
Net realized gain
(loss) on investments            --       (1,479)      (12,833)      (4,034)      12,326        16,195       20,829
Net change in unrealized
appreciation or
depreciation of
investments                      --      124,387       270,765      429,815      423,073       497,153      816,142
-------------------------------------------------------------------------------------------------------------------
Net increase in
net assets resulting
from operations              17,226      200,969       403,688      505,457      439,670       527,427      897,064
-------------------------------------------------------------------------------------------------------------------
Contract Transactions
-------------------------------------------------------------------------------------------------------------------
Variable annuity contract
purchase payments                --        2,921        81,011        1,830         1,252        6,751       27,587
Net transfers**            (149,680)     694,393       (16,425)      49,842        12,071       99,272      403,159
Contract charges               (329)        (792)       (1,656)      (1,005)         (503)      (1,043)      (2,124)
Contract terminations:
Surrender benefits               --       (5,416)     (227,933)    (317,087)      (45,449)    (104,989)     (80,391)
Death benefits                   --      (28,104)       (8,789)          --            --       (6,392)     (18,187)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from
contract transactions      (150,009)     663,002      (173,792)    (266,420)      (32,629       (6,401)     330,044
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning
of year                     553,421      722,089     2,916,137    1,741,772     1,305,478    1,822,058    3,285,402
-------------------------------------------------------------------------------------------------------------------
Net assets at end
of year                    $420,638   $1,586,060    $3,146,033   $1,980,809    $1,712,519   $2,343,084   $4,512,510
-------------------------------------------------------------------------------------------------------------------
Accumulation Unit Activity
-------------------------------------------------------------------------------------------------------------------
Units outstanding at
beginning of year           538,986      733,520     2,866,002    1,926,049     1,273,868   1,820,119     3,267,489
Contract purchase
payments                         --        2,810        73,102        1,911         1,026       6,025        23,874
Net transfers**            (143,824)     684,299       (17,488)      50,789        10,332      88,100       327,210
Contract terminations:
Surrender benefits             (314)      (5,727)     (208,925)    (302,020)      (36,323)    (89,048)      (68,702)
Death benefits                   --      (24,889)       (8,583)          --            --      (6,254)      (14,129)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at
end of year                 394,848    1,390,013     2,704,108    1,676,729     1,248,903   1,818,942     3,535,742
-------------------------------------------------------------------------------------------------------------------
*Subaccounts BCR, BSI and BMG had no activity in the year ended Dec. 31, 1995.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
IDS Life of New  York's  Fixed  Account.  See  accompanying  notes to  financial statements.


IDS Life of New York Account SBS
-----------------------------------------------------------------------------
Statements of Changes in Net Assets* - continued     Year ended Dec. 31, 1995

                               Segregated Asset Subaccounts          Combined
                         ---------------------------------------     Variable
Operations                   BTR           BEG          BIE           Account
-----------------------------------------------------------------------------
Investment income
(loss) - net             $   56,206    $(12,640)    $  (18,021)  $   424,707
Net realized gain
(loss) on investments        22,029      16,129        (20,304)       48,858
Net change in unrealized
appreciation  or
depreciation of
investments                 207,906     280,262        139,570     3,189,073
----------------------------------------------------------------------------
Net increase
in net assets resulting
from operations             286,141     283,751        101,245     3,662,638
----------------------------------------------------------------------------
Contract Transactions
----------------------------------------------------------------------------
Variable annuity contract
purchase payments                --         200          3,108       124,660
Net transfers**             707,206      67,330       (213,530)    1,653,638
Contract charges               (767)       (504)        (1,147)       (9,870)
Contract terminations:
Surrender benefits         (151,104)    (50,763)      (143,917)   (1,127,049)
Death benefits              (25,633)         --        (17,635)     (104,740)
----------------------------------------------------------------------------
Increase (decrease) from
contract transactions       529,702      16,263       (373,121)      536,639
----------------------------------------------------------------------------
Net assets at beginning
of year                   1,061,445     669,266      1,696,101    15,773,169
----------------------------------------------------------------------------
Net assets at end
of year                  $1,877,288    $969,280     $1,424,225   $19,972,446
----------------------------------------------------------------------------
Accumulation Unit Activity
----------------------------------------------------------------------------
Units outstanding at
beginning of year           975,070     706,221      1,872,309
Contract purchase
payments                         --         197          3,370
Net transfers**             563,702      60,454       (238,891)
Contract terminations:
Surrender benefits         (117,588)    (40,263)       151,024
Death benefits              (20,136)         --        (18,824)
----------------------------------------------------------------------------
Units outstanding at
end of year               1,401,048     726,609      1,466,940
----------------------------------------------------------------------------
* Subaccounts BCR, BSI and BMG had no activity in the year ended Dec. 31, 1995.
**Includes transfer activity from (to) other subaccounts and transfers from (to) IDS Life of New York's Fixed Account.
See accompanying notes to financial statements.

IDS Life of New York Account SBS

Notes to Financial Statements

-------------------------------------------------------------------
1. Organization

IDS Life of New York Account SBS (the Variable Account), formerly IDS Life of New York Account SLB, was established on Oct. 8, 1991 as a single unit investment trust of IDS Life Insurance Company of New York (IDS Life of New
York) under the Investment Company Act of 1940, as amended (the "1940 Act"). Operations of the Variable Account commenced on March 15, 1993.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of ten portfolios (collectively, the Portfolios) of the Smith Barney Series Fund (the mutual fund) or three funds of the IDS Life Retirement Annuity Mutual Funds (collectively, the Funds). The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other Subaccount, Account or by IDS Life of New York. Purchase payments are allocated to any or all thirteen subaccounts or in the Fixed Account. The purchase payments allocated to the subaccounts are then invested in shares of the specific Portfolio(s) or Funds selected.

Smith Barney Series Fund (the mutual fund) is registered under the 1940 Act as a diversified, open-end management investment company. The mutual fund currently offers a selection of ten Portfolios. Purchase payments allocated to the Money Market (BMO) subaccount invest in shares of the Money Market Portfolio, the Intermediate High Grade (BIH) subaccount invests in shares of the Intermediate High Grade Portfolio; the Diversified Strategic Income (BDS) subaccount invests in shares of the Diversified Strategic Income Portfolio; the Equity Income (BEM) subaccount invests in shares of the Equity Income Portfolio; the Equity Index
(BEX) subaccount invests in shares of the Equity Index Portfolio; the Growth & Income (BGI) subaccount invests in shares of the Growth & Income Portfolio; the Appreciation (BAP) subaccount invests in shares of the Appreciation Portfolio; the Total Return (BTR) subaccount invests in shares of the Total Return Portfolio; the Emerging Growth (BEG) subaccount invests in shares of the Emerging Growth Portfolio; and the International Equity (BIE) subaccount invests in shares of the International Equity Portfolio.

IDS Life Capital Resource Fund and IDS Life Special Income Fund commenced operations Oct. 13, 1981. IDS Life Managed Fund, Inc. commenced operations April 30, 1986. These mutual funds are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. Purchase payments allocated to the Capital Resource (BCR) subaccount invest in shares of IDS Life Capital Resource Fund; the Special Income (BSI) subaccount invests in shares of IDS Life Special Income Fund; and the Managed (BMG) subaccount invests in shares of IDS Life Managed Fund.

IDS Life Insurance Company, parent company of IDS Life of New York, serves as investment manager and distributor for the Variable Account and for the Funds. American Express Financial Corporation serves as investment advisor to the Funds. Smith Barney Inc. serves as distributor for the mutual fund. Smith Barney Mutual Funds Management Inc. serves as investment adviser to the Money Market Portfolio, the Intermediate High Grade Portfolio, the Diversified Strategic Income Portfolio, the Equity Income Portfolio, the Growth & Income Portfolio, the Appreciation Portfolio, the Total Return Portfolio and the International Equity Portfolio. Travelers Investment Management Company serves as investment adviser to the Equity Index Portfolio. Van Kampen American Capital Asset Management, Inc. serves as investment adviser to the Emerging Growth Portfolio. Smith Barney Global Capital Management, Inc. serves as sub-investment adviser to the Diversified Strategic Income Portfolio. Smith Barney Mutual Funds Management, Inc. serves as administrator to each Portfolio. PNC Bank, National

Association serves as custodian to all Portfolios except International Equity Portfolio and Diversified Strategic Income Portfolio. The Chase Manhattan Bank serves as custodian to International Equity Portfolio and Diversified Strategic Income Portfolio. American Express Trust Company serves as custodian and Morgan Stanley Trust Company serves as sub-custodian for the Funds.


-------------------------------------------------------------------
2. Summary of Significant Accounting Policies

Investments in the Mutual Fund
Investments in shares of the Portfolio(s) of the mutual fund or in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective portfolio or fund. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Portfolios or the Funds are reinvested, net of any expense payable to IDS Life of New York, in additional shares of the Portfolios or the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Portfolios' or Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Federal Income Taxes
IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account.


-------------------------------------------------------------------
3.  Mortality and Expense Risk Fee

IDS Life of New York makes guarantees to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the annuitants will not affect the Variable Account. The mortality and expense risk fee paid to IDS Life of New York is deducted daily and is equal, on an annual basis, to 1.25 percent of the daily net asset value of each subaccount.


-------------------------------------------------------------------
4.  Variable Account Administrative Charge

IDS Life of New York deducts a daily charge equal, on an annual basis, to 0.25 percent of the daily net asset value of each subaccount. It covers certain administrative and operating expenses of the subaccounts incurred by IDS Life of New York such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.


-------------------------------------------------------------------
5.  Certificate Administrative Charge

IDS Life of New York deducts an administrative charge of $30 per year on each certificate anniversary. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the Annuity records. This charge cannot be increased and does not apply after a retirement payment plan begins. IDS Life of New York does not expect to profit from this charge.


-------------------------------------------------------------------
6.  Surrender Charge

IDS Life of New York will use a surrender charge to help it recover certain expenses relating to the sale of the Annuity. The surrender charge will be deducted for surrenders during the first six payment years following a purchase payment. Charges by IDS Life of New York for surrenders are not available on an individual segregated asset account basis. Charges for all segregated asset accounts amount to $551,374 in 1996 and $464,724 in 1995. Such charges are not an expense of the subaccounts or Variable Account. They are deducted from contract surrender benefits paid by IDS Life of New York.


-------------------------------------------------------------------
7.  Investment Transactions

The subaccounts' purchases of Portfolio or Fund shares (net of charges), including reinvestment of dividend distributions, were as follows:

                                                            Year ended Dec. 31,
Subaccount     Investment                                     1996        1995
--------------------------------------------------------------------------------
  BMO          Money Market Portfolio                    $   91,737   $   53,836
  BIH          Intermediate High Grade Portfolio             65,385      866,783
  BDS          Diversified Strategic Income Portfolio       424,099      350,055
  BEM          Equity Income Portfolio                       60,466      205,694
  BEX          Equity Index Portfolio                        99,722       40,437
  BGI          Growth & Income Portfolio                    183,364      148,533
  BAP          Appreciation Portfolio                       762,900      555,786
  BTR          Total Return Portfolio                       142,486      791,981
  BEG          Emerging Growth Portfolio                    258,213       92,694
  BIE          International Equity Portfolio               307,162      102,160
  BCR          IDS Life Capital Resource Fund                17,252           --
  BSI          IDS Life Special Income Fund                      --           --
  BMG          IDS Life Managed Fund, Inc.                   17,617           --
--------------------------------------------------------------------------------
                                                         $2,430,403   $3,207,959
--------------------------------------------------------------------------------


IDS Life of New York Account SBS


Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life of New York Account SBS (comprised of subaccounts BMO, BIH, BDS, BEM, BEX, BGI, BAP, BTR, BEG, BIE, BCR, BSI and BMG) as of December 31, 1996, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996 with the affiliated mutual fund manager and the portfolio administrator. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life of New York Account SBS at December 31, 1996 and the individual and combined results of their operations and the changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.


ERNST & YOUNG LLP
Minneapolis, Minnesota
March 21, 1997

IDS Life of New York Financial Information

The financial statements shown below are those of the insurance company and not those of any other entity. They are included for the purpose of informing the investor as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.

                     IDS LIFE INSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS

                                                       Dec. 31,       Dec. 31,
ASSETS                                                   1996           1995
------                                                -----------      ------
                                                              (thousands)

Investments:
Fixed maturities:
Held to maturity, at amortized cost (Fair value:
1996, $604,635; 1995, $683,147)                       $ 585,812       $ 642,580
Available for sale, at fair value (Fair value:
1996, $590,608; 1995, $577,068)                         601,623         601,298
Mortgage loans on real estate                           160,017         158,730
          Policy loans                                   20,077          18,035
Other investments                                         1,374           1,915
                                                    -----------          ------

Total investments                                     1,368,903       1,422,558

Accrued investment income                                21,068          22,572
Deferred policy acquisition costs                       119,183         109,800
Other assets                                              3,950           2,108
Separate account assets                                 950,018         724,212
                                                       --------       ---------

Total assets                                         $2,463,122      $2,281,250
                                                       ========        ========

                     IDS LIFE INSURANCE COMPANY OF NEW YORK
                           BALANCE SHEETS (continued)


                                                       Dec. 31,       Dec. 31,
LIABILITIES AND STOCKHOLDER'S EQUITY                     1996           1995
------------------------------------                  ----------     ---------
                                                             (thousands)

Liabilities:
Future policy benefits:
Fixed annuities                                      $1,054,954     $1,109,167
Universal life-type insurance                           142,278        136,475
Traditional life, disability income
and long-term care insurance                             45,338         42,477

Policy claims and other policyholders' funds              3,155          3,644
Deferred income taxes                                     9,046         15,663
Amounts due to brokers                                    3,007         10,000
Other liabilities                                        25,463         21,029
Separate account liabilities                            950,018        724,212
                                                      ---------      ---------

Total liabilities                                     2,233,259      2,062,667

Stockholder's equity:
Capital stock, $10 par value per share;
200,000 shares authorized, issued and outstanding         2,000          2,000
Additional paid-in capital                               49,000         49,000
Net unrealized gain on investments                        6,943         15,341
Retained earnings                                       171,920        152,242
                                                      ---------    -----------

Total stockholder's equity                              229,863        218,583
                                                       --------    -----------

Total liabilities and stockholder's equity           $2,463,122     $2,281,250
                                                       ========       ========

Commitments and contingencies (Note 7)

See accompanying notes.

                     IDS LIFE INSURANCE COMPANY OF NEW YORK
                              STATEMENTS OF INCOME


                                                      Years ended Dec.31,
                                                 1996         1995         1994
                                               ---------     -------    -------
                                                           (thousands)
Revenues:
Traditional life, disability income
and long-term care insurance
premiums                                       $ 10,931    $  9,280     $ 7,846
Policyholder and contractholder charges          15,832      13,216      11,607
Mortality and expense risk fees                   8,574       6,213       4,562
Net investment income                           109,468     110,924     108,143
Net realized gain (loss) on investments          (1,424)      1,548         957
                                                 ------      ------     -------

Total revenues                                  143,381     141,181     133,115
                                               --------    --------     -------

Benefits and expenses:
Death and other benefits:
Traditional life, disability income
and long-term care insurance                      4,182       3,354       6,016
Universal life-type insurance
and investment contracts                          4,409       4,548       3,773

Increase in liabilities for future
policy benefits for traditional life,
disability income and
long-term care insurance                          2,324       1,958         506
Interest credited on universal life-type
insurance and investment contracts               65,099      68,630      65,018
Amortization of deferred policy
acquisition costs                                16,071      13,085      12,994
Other insurance and operating expenses            8,972       7,474       8,359
                                               --------     -------      ------

Total benefits and expenses                     101,057      99,049      96,666
                                                -------     -------     -------

Income before income taxes                       42,324      42,132      36,449

Income taxes                                     14,640      14,745      12,794
                                                -------     -------     -------

Net income                                     $ 27,684    $ 27,387    $ 23,655
                                                 ======      ======      ======


See accompanying notes.


                                      IDS LIFE INSURANCE COMPANY OF NEW YORK
                                             STATEMENTS OF CASH FLOWS

                                                                                       Years ended Dec. 31,
                                                                             1996               1995               1994
                                                                          ---------          ---------           ------
                                                                                            (thousands)

Cash flows from operating activities:
Net income                                                                 $27,684            $27,387            $23,655
Adjustments to reconcile net income to net
cash provided by operating activities:
Policy loan issuance, excluding universal
life-type insurance                                                         (2,473)            (2,093)            (1,365)
Policy loan repayment, excluding universal
life-type insurance                                                          1,571                881                849
Change in accrued investment income                                          1,504             (1,055)              (175)
Change in deferred policy acquisition
costs, net                                                                  (9,087)           (11,017)           (11,522)
Change in liabilities for future policy
benefits for traditional life, disability income
and long-term care insurance                                                 2,861              1,931                501
Change in policy claims and other
policyholders' funds                                                          (489)               427                870
Change in deferred income taxes                                             (2,095)            (1,301)            (4,321)
Change in other liabilities                                                  4,434              2,429             (1,711)
(Accretion of discount)
amortization of premium, net                                                  (652)              (480)             2,464
Net realized (gain) loss on investments                                      1,424             (1,548)              (957)
Policyholder and contractholder
charges, non-cash                                                           (7,831)            (6,962)            (6,000)
Other, net                                                                  (1,781)              (508)               689
                                                                          ---------              -----            ------

Net cash provided by operating
activities                                                                 $15,070            $ 8,091             $2,977
                                                                           -------            -------             ------





                                      IDS LIFE INSURANCE COMPANY OF NEW YORK
                                       STATEMENTS OF CASH FLOWS (continued)

                                                                                        Years ended Dec. 31,
                                                                             1996               1995               1994
                                                                            -------            -------            -----
                                                                                             (thousands)
Cash flows from investing activities:
Fixed maturities held to maturity:
Purchases                                                             $         --          $ (37,540)         $ (36,560)
Maturities, sinking fund payments and calls                                 39,082             34,216             78,757
Sales                                                                       14,465             28,905              2,649
Fixed maturities available for sale:
Purchases                                                                  (97,370)          (133,503)          (117,965)
Maturities, sinking fund payments and calls                                 71,939             44,234             70,316
Sales                                                                       15,669              8,839             14,533
Other investments, excluding policy loans:
Purchases                                                                  (14,802)            (1,939)           (47,353)
Sales                                                                       12,659              5,993              2,975
Change in amounts due to brokers                                            (6,993)            10,000             (4,952)
                                                                            -------           -------            -------

Net cash provided by (used in)
investing activities                                                        34,649            (40,795)           (37,600)
                                                                         ---------           --------          ---------

Cash flows from financing activities:
Activity related to universal life-type insurance
and investment contracts:
Considerations received                                                    131,011            159,431            188,469
Surrenders and death benefits                                             (236,689)          (190,695)          (212,171)
Interest credited to account balances                                       65,099             68,630             65,018
Universal life-type insurance policy loans:
Issuance                                                                    (4,490)            (4,870)            (3,907)
Repayment                                                                    3,350              2,946              2,476
Cash dividend to parent                                                     (8,000)            (8,000)                --
                                                                            ------             -------               ---

Net cash (used in) provided by financing
activities                                                                 (49,719)            27,442             39,885
                                                                          --------            -------            -------


Net (decrease) increase in cash and cash
equivalents                                                                     --             (5,262)             5,262

Cash and cash equivalents at
beginning of year                                                               --              5,262                 --
                                                                          --------             ------            -------

Cash and cash equivalents at
end of year                                                             $       --        $        --         $    5,262
                                                                         =========            =======            =======

See accompanying notes.


                     IDS LIFE INSURANCE COMPANY OF NEW YORK
                          NOTES TO FINANCIAL STATEMENTS
                                  ($ thousands)

1.       Summary of significant accounting policies

         Nature of business

         IDS Life Insurance Company of New York (the Company) is engaged in the insurance and annuity business in the state of New York. The Company's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

         Basis of presentation

         The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly owned subsidiary of American Express Financial Corporation, which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance as reconciled in Note 11.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments

         Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are carried as a separate component of stockholder's equity, net of deferred taxes.

         Realized investment gain or loss is determined on an identified cost basis.

         Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

         Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

         Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loans losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

         The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgement as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

         The cost of interest rate caps is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as a reduction of investment income when realized. The amortized cost of interest rate caps is included in other investments.

         Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

         When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

         Statements of cash flows

         The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

         Supplementary information to the statements of cash flows is summarized as follows:

                                           1996            1995           1994
                                         --------        --------       ------
         Cash paid during the year for:
           Income taxes                  $15,247         $15,026        $17,386
           Interest on borrowings            777             742            147

         Recognition of profits on annuity contracts and insurance policies

         Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

         The retrospective deposit method is used in accounting for universal life-type insurance. This method recognizes profits over the lives of the policies in proportion to the estimated gross profits expected to be realized.

         Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

         Policyholder and contractholder charges include the monthly cost of insurance charges and issue and administrative fees. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees and mortality and expense risk fees from the variable annuity and variable life insurance separate accounts and underlying funds.

         Deferred policy acquisition costs

         The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized in relation to surrender charge revenue and a portion of the excess of investment income earned from investment of the contract considerations over the interest credited to contract owners. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

         Liabilities for future policy benefits

         Liabilities for universal life-type insurance, single premium deferred annuities and installment annuities are accumulation values.

         Liabilities for fixed annuities in a benefit status are based on the Progressive Annuity Table with interest at 5 percent, the 1971 Individual Annuity Table with interest at 7 percent or 8.25 percent, or the 1983a Table with various interest rates ranging from 5.5 percent to
         9.5 percent, depending on year of issue.

         Liabilities for future benefits on traditional life insurance are based on the net level premium method and anticipated rates of mortality, policy persistency and interest earnings. Anticipated mortality rates generally approximate the 1955-1960 Select and Ultimate Basic Table for policies issued prior to 1980, the 1965-1970 Select and Ultimate Basic Table for policies issued from 1981-1984 and the 1975-1980 Select and Ultimate Basic Table for policies issued after 1984. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates are 4% for policies issued before 1974, 5.25% for policies issued from 1974-1980, and range from 10% to 6% depending on policy form, issue year and policy duration for policies issued after 1980.

         Liabilities for future disability income policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method and anticipated rates of morbidity, mortality, policy persistency and interest earnings. Anticipated morbidity rates are based on the 1964 Commissioners Disability Table for policies issued before 1996 and the 1985 CIDA table for policies issued in 1996. Anticipated mortality rates are based on the 1958 Commissioners Standard Ordinary Table for policies issued before 1996 and the 1975-1980 Basic Table for policies issued in 1996. Anticipated policy persistency rates vary by policy form, occupation class, issue age and policy duration. Anticipated interest rates are 3% for policies issued before 1996 and grade from 7.5% to 5% over five years for policies issued in 1996. Claim reserves are calculated on the basis of anticipated rates of claim continuance and interest earnings. Anticipated claim continuance rates are based on the 1964 Commissioners Disability Table for claims incurred before 1993 and the 1985 CIDA Table for claims incurred after 1992. Anticipated interest rates are 8% for claims incurred prior to 1992, 7% for claims incurred in 1992 and 6% for claims incurred after 1992.

         Liabilities for future long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method and anticipated rates of morbidity, mortality, policy persistency and interest earnings. Anticipated morbidity rates are based on the 1985 National Nursing Home Survey. Anticipated mortality rates are based on the 1983a Table. Anticipated policy persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates are 9.5% grading to 7% over 10 years for policies issued from 1989-1992 and 7.75% grading to 7% over 4 years for policies issued after 1992. Claim reserves are calculated on the basis of anticipated rates of claim continuance and interest earnings. Anticipated claim continuance rates are based on the 1985 National Nursing Home Survey. Anticipated interest rates are 8% for claims incurred prior to 1992, 7% claims incurred in 1992 and 6% for claims incurred after 1992.

         Reinsurance

         The maximum amount of life insurance risk retained by the Company on any one life is $750 of life and waiver of premium benefits plus $50 of accidental death benefits. The maximum amount of disability income risk retained by the Company on any one life is $6 of monthly benefit for benefit periods longer than three years. The excesses are reinsured with other life insurance companies on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis.

         Federal income taxes

         The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between American Express Financial Corporation and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of American Express Financial Corporation to reimburse subsidiaries for all tax benefits.

         Included in other liabilities at Dec. 31, 1996 and 1995 are $5,161 and $3,971, respectively, payable to IDS Life for federal income taxes.

         Separate account business

         The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners.

         The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

         Accounting changes

         The Financial Accounting Standards Board's (FASB) Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of," was effective Jan. 1, 1996. The new rule did not have a material impact on the Company's results of operations or financial condition.

         Reclassification

         Certain 1995 and 1994 amounts have been reclassified to conform to the 1996 presentation.

2.       Investments

         Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

         Net realized gain (loss) on investments for the years ended Dec. 31 is summarized as follows:

                                   1996          1995            1994
                                  ------        ------          -----

         Fixed maturities        $  (572)       $1,997           $948
         Mortgage loans             (855)         (487)             -
         Other investments             3            38              9
                              ----------         -----             --
                                 $(1,424)       $1,548           $957
                                 ========       ======           ====

         Changes in net unrealized appreciation (depreciation) of investments for the years ended Dec. 31 are summarized as follows:

                                             1996         1995            1994
                                          ----------    ---------       --------
         Fixed maturities:
           Held to maturity                $(21,744)     $73,970       $(84,244)
           Available for sale               (13,215)      43,726        (38,226)

         The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities and equity securities at Dec. 31, 1996 are as follows:


                                                                          Gross           Gross
                                                     Amortized         Unrealized      Unrealized        Fair
         Held to maturity                              Cost               Gains           Losses         Value
         U.S. Government agency obligations         $    4,498         $     144       $      --     $    4,642
         Corporate bonds and obligations               523,807            23,060           2,964        543,903
         Mortgage-backed securities                     57,507               409           1,826         56,090
                                                     ---------         ---------          ------      ---------
                                                      $585,812           $23,613          $4,790       $604,635
                                                      ========           =======          ======       ========

                                                                          Gross           Gross
                                                      Amortized        Unrealized      Unrealized        Fair
         Available for sale                             Cost              Gains           Losses         Value

         State and municipal obligations           $       105        $       10        $     --    $       115
         Corporate bonds and obligations               260,966             8,857           1,181        268,642
         Mortgage-backed securities                    329,537             5,788           2,459        332,866
                                                      --------          --------          ------       --------
                                                      $590,608           $14,655          $3,640       $601,623
                                                      ========           =======          ======       ========

         The change in net unrealized loss on available for sale securities included as a separate component of stockholder's equity was $8,398 in 1996.

         The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities and equity securities at Dec. 31, 1995 are as follows:

                                                                          Gross           Gross
                                                      Amortized        Unrealized      Unrealized      Fair
         Held to maturity                                Cost             Gains           Losses         Value
         U.S. Government agency obligations          $   5,003         $     199        $     --     $    5,202
         State and municipal obligations                   150                --               2            148
         Corporate bonds and obligations               578,253            41,939           2,027        618,165
         Mortgage-backed securities                     59,174               846             388         59,632
                                                     ---------         ---------         -------      ---------
                                                      $642,580           $42,984          $2,417       $683,147
                                                      ========           =======          ======       ========

                                                                          Gross           Gross
                                                      Amortized        Unrealized      Unrealized      Fair
         Available for sale                              Cost             Gains           Losses         Value

         State and municipal obligations            $      105         $      10        $     --     $      115
         Corporate bonds and obligations               248,973            17,470             497        265,946
         Mortgage-backed securities                    327,990             9,157           1,910        335,237
                                                      --------          --------          ------       --------
         Total fixed maturities                        577,068            26,637           2,407        601,298
         Equity securities                                  10                --              --             10
                                                   -----------           -------       ---------    -----------
                                                      $577,078           $26,637          $2,407       $601,308
                                                      ========           =======          ======       ========

         The change in net unrealized gain on available for sale securities included as a separate component of stockholder's equity was $27,710 in 1995.

         The amortized cost and fair value of investments in fixed maturities at Dec. 31, 1996 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          Amortized             Fair
         Held to maturity                     Cost              Value

         Due in one year or less           $ 11,777           $ 11,912
         Due from one to five years         125,637            132,169
         Due from five to ten years         321,472            333,245
         Due in more than ten years          69,419             71,219
         Mortgage-backed securities          57,507             56,090
                                          ---------          ---------
                                           $585,812           $604,635
                                           ========           ========

                                          Amortized              Fair
         Available for sale                   Cost              Value

         Due in one year or less           $ 39,155           $ 39,695
         Due from one to five years          55,313             58,288
         Due from five to ten years         127,642            130,246
         Due in more than ten years          38,961             40,528
         Mortgage-backed securities         329,537            332,866
                                           --------           --------
                                           $590,608           $601,623
                                           ========           ========

         During the years ended Dec. 31, 1996, 1995 and 1994, fixed maturities classified as held to maturity were sold with amortized cost of $14,507, $27,971 and $2,735, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' creditworthiness.

         As a result of adopting the FASB Special Report, "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities," the Company reclassified securities with a book value of $15,607 and net unrealized gains of $144 from held to maturity to available for sale in December 1995.

         In addition, fixed maturities available for sale were sold during 1996 with proceeds of $15,669 and gross realized gains and losses of $28 and $1,541, respectively. Fixed maturities available for sale were sold during 1995 with proceeds of $8,839 and gross realized gains and losses of $nil and $74, respectively. Fixed maturities available for sale were sold during 1994 with proceeds of $14,533 and gross realized gains and losses of $181 and $308, respectively.

         At Dec. 31, 1996, bonds carried at $261 were on deposit with the state of New York as required by law.

         Net investment income for the years ended Dec. 31 is summarized as follows:

                                               1996        1995          1994
                                            ----------  ---------      -------
         Interest on fixed maturities        $ 95,574    $ 97,092     $ 93,800
         Interest on mortgage loans            14,171      13,888       13,226
         Other investment income                1,293       1,291        1,219
         Interest on cash equivalents              67         186          363
                                          -----------        ----       ------
                                              111,105     112,457      108,608
         Less investment expenses               1,637       1,533          465
                                           ----------      ------      -------
                                             $109,468    $110,924     $108,143
                                             ========    ========     ========

         At Dec. 31, 1996, investments in fixed maturities comprised 87 percent of the Company's total invested assets. Securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $130 million which are rated by American Express Financial Corporation internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on Dec. 31 is as follows:

                Rating                       1996                1995
         ----------------------             -------            --------
         Aaa/AAA                         $  396,097           $ 391,321
         Aa/AA                               13,996              17,572
         Aa/A                                10,197               9,950
         A/A                                196,542             209,483
         A/BBB                               62,488              61,912
         Baa/BBB                            336,706             357,445
         Baa/BB                              51,639              46,029
         Below investment grade             108,755             125,936
                                        -----------            --------
                                         $1,176,420          $1,219,648
                                         ==========          ==========

         At Dec. 31, 1996, 94 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than 1 percent of the Company's total investments in fixed maturities.

         At Dec. 31, 1996, approximately 11.6 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region and by type of real estate are as follows:

                                          Dec. 31, 1996               Dec. 31, 1995
                                   ------------------------   ----------------------------
                                   On Balance   Commitments   On Balance       Commitments
            Region                     Sheet    to Purchase      Sheet         to Purchase
         --------------               ------    -----------   ---------        -----------
         West North Central         $ 23,191        $1,342     $ 23,705      $      --
         East North Central           33,430         1,708       34,207             --
         South Atlantic               35,501            --       38,802          2,033
         Middle Atlantic              22,889            --       23,502             --
         Pacific                      12,986            --       13,150             --
         Mountain                     15,425            --       14,937          5,084
         New England                   8,805            --        8,982             --
         East South Central            8,825            --        1,613          7,407
         West South Central              265            --          277             --
                                   ---------    ----------         ----        -------
                                     161,317         3,050      159,175         14,524
         Less allowance for losses     1,300            --          445             --
                                      ------           ---         ----        -------
                                    $160,017        $3,050     $158,730        $14,524
                                    ========        ======     ========        =======

                                         Dec. 31, 1996             Dec. 31, 1995
                                     ---------------------   --------------------------
                                    On Balance   Commitments   On Balance      Commitments
              Property type           Sheet     to Purchase       Sheet        to Purchase
         -------------------------  --------    -----------      -------       -----------
         Apartments                 $ 70,292       $ 1,708    $  64,136         $7,988
         Department/retail stores     48,476         1,342       55,308             --
         Office buildings             18,684            --       12,367          6,536
         Industrial buildings         11,956            --       13,255             --
         Nursing/retirement            6,477            --        6,565             --
         Medical buildings             5,167            --        5,255             --
         Other                            --            --        2,012             --
         Hotels/motels                   265            --          277             --
                                      ------          ----          ---        -------
                                     161,317         3,050      159,175         14,524
         Less allowance for losses     1,300            --          445             --
                                       -----         -----         ----        -------
                                    $160,017       $ 3,050     $158,730        $14,524
                                    ========       =======     ========        =======

         Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. The fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

         At Dec. 31, 1996 and 1995, the Company's recorded investment in impaired loans was $1,327 and $2,052 with a reserve of $1,300 and $445, respectively. During 1996 and 1995, the average recorded investment in impaired loans was $1,628 and $3,003, respectively.

         The Company recognized $152 and $204 of interest income related to impaired loans for the year ended Dec. 31, 1996 and 1995, respectively.

         The following table presents changes in the reserve for investment losses related to all loans:

                                                1996               1995
                                               ------             -----
         Balance, Jan. 1                      $   445              $445
         Provision for investment losses          855                --
                                               ------              ----
         Balance, Dec. 31                      $1,300              $445
                                               ======              ====

3.       Income taxes

         The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

         Income tax expense consists of the following:

                                       1996            1995           1994
                                      ------          ------         ------
         Federal income taxes:
         Current                     $15,735         $15,146        $16,419
         Deferred                     (2,095)         (1,301)        (4,320)
                                     -------          ------        -------
                                      13,640          13,845         12,099
         State income taxes-current    1,000             900            695
                                       -----          ------          -----
         Income tax expense          $14,640         $14,745        $12,794
                                     =======         =======        =======

         Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                     1996                    1995                       1994
                                            --------------------    ---------------------      --------------------
                                            Provision       Rate    Provision        Rate      Provision       Rate
         Federal income taxes based
         on the statutory rate             $14,813       35.0%     $14,746        35.0%       $12,757      35.0%
         Increases (decreases) are
           attributable to:
             Tax-excluded interest
               and dividend income              (458)      (1.1)        (464)       (1.1)          (554)     (1.5)
             Other, net                         (716)      (1.7)        (437)       (1.0)          (104)     (0.3)
                                                ----       ----         ----        ----          -----      ----
         Federal income taxes                $13,639       32.2%     $13,845        32.9%       $12,099      33.2%
                                             =======       ====      =======        ====        =======      ====

         A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At Dec. 31, 1996, the Company had a policyholders' surplus account balance of $798. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $279 have not been established because no distributions of such amounts are contemplated.

         Significant components of the Company's deferred tax assets and liabilities as of Dec. 31 are as follows:
                                                      1996                1995
                                                    --------             ------
         Deferred tax assets:
         Policy reserves                            $28,809             $26,237
         Other                                        4,018               2,791
                                                    -------               -----
              Total deferred tax assets              32,827              29,028
                                                     ------              ------


         Deferred tax liabilities:
         Deferred policy acquisition costs           35,302              33,001
         Investments                                  6,571              11,690
                                                     ------              ------
              Total deferred tax
                liabilities                          41,873              44,691
                                                     ------             -------
              Net deferred tax liabilities          $(9,046)           $(15,663)
                                                    =======            ========

         The Company is required to establish a "valuation allowance" for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4.       Stockholder's equity

         Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. Statutory unassigned surplus aggregated $94,007 as of Dec. 31, 1996 and $85,964 as of Dec. 31, 1995 (see Note 3 with respect to the income tax effect of certain distributions).

         Dividends paid to parent were $8,000 in 1996, $8,000 in 1995 and $nil in 1994.

5.       Retirement plan and services

         Until July 1, 1995, the Company participated in the IDS Retirement Plan of American Express Financial Corporation which covered all permanent employees age 21 and over who had met certain employment requirements. Effective July 1, 1995, the IDS Retirement Plan was merged with American Express Company's American Express Retirement Plan, which simultaneously was amended to include a cash balance formula and a lump sum distribution option. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $34, $33 and $33 in 1996, 1995 and 1994, respectively.

         The Company has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 1996, 1995 and 1994, which are calculated on the basis of commission earnings of the individual financial advisors, were $1,474, $1,392 and $1,372, respectively. Such costs are included in deferred policy acquisition costs.

         The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1996, 1995 and 1994 were $248, $231 and $251, respectively.

         The Company participates in defined benefit health care plans of American Express Financial Corporation that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service-related eligibility requirements. Upon retirement, such employees are considered to have been employees of American Express Financial Corporation. American Express Financial Corporation expenses these benefits and allocates the expenses to its subsidiaries. Accordingly, costs of such benefits to the Company are included in employee compensation and benefits and cannot be identified on a separate company basis.

6.       Incentive plan and operating expenses

         The Company maintains a "Persistency Payment Plan." Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 1996, 1995 and 1994 were $1,424, $1,720 and $1,287, respectively.
         Such costs are included in deferred policy acquisition costs.

         Charges by IDS Life and American Express Financial Corporation for the use of joint facilities, marketing services and other services aggregated $12,389, $12,122 and $9,314 for 1996, 1995 and 1994,
         respectively. Certain of the costs assessed to the Company are included in deferred policy acquisition costs.

7.       Commitments and contingencies

         At Dec. 31, 1996 and 1995, traditional life insurance and universal life-type insurance in force aggregated $4,053,561 and $3,502,851, respectively, of which $203,963 and $163,462 were reinsured at the respective year ends.

         In addition, the Company has a stop loss reinsurance agreement with IDS Life covering ordinary life benefits. IDS Life agrees to pay all death benefits incurred each year which exceed 125 percent of normal claims, where normal claims are defined in the agreement as .095 percent of the mean retained life insurance in force. Premiums ceded to IDS Life amounted to $98, $85 and $76 for the years ended Dec. 31, 1996, 1995 and 1994, respectively. Claim recoveries under the terms of this reinsurance agreement were $861, $1,426 and $nil in 1996, 1995 and 1994, respectively.

         Premiums ceded to reinsurers other than IDS Life amounted to $747, $667 and $735 for the years ended Dec. 31, 1996, 1995 and 1994, respectively. Reinsurance recovered from reinsurers other than IDS Life amounted to $66, $576 and ($107) for the years ended Dec. 31, 1996, 1995 and 1994.

         Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

         The Company has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $345,943 and $392,106 at Dec. 31, 1996 and 1995,
         respectively. The accompanying statement of income includes premiums of $nil for the years ended Dec. 31, 1996, 1995 and 1994, and decrease in liabilities for future policy benefits of $2,010, 2,039 and $2,538 related to this agreement for the years ended Dec. 31, 1996, 1995 and 1994, respectively.

8.       Lines of credit

         The Company has available lines of credit with two banks and American Express Financial Corporation (AEFC) aggregating $55,000 of which $25,000 is with AEFC. The lines of credit are at 40 to 80 basis points over each lender's cost of funds. The $10,000 line of credit with one bank expired on Dec. 31, 1996 and the Company did not seek renewal. The $20,000 line of credit with the other bank expires on June 30, 1997 and the Company expects to seek renewal. Outstanding borrowings under these agreements were $nil at Dec. 31, 1996 and 1995.

9.       Derivative financial instruments

         The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

         Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

         Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit exposure related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty and industry, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

         Credit   exposure   related  to  interest  rate  caps  is  measured  by
         replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

         The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

         The Company's holdings of derivative financial instruments are as follows:

                               Notional   Carrying   Fair     Total Credit
         Dec. 31, 1996           Amount    Value     Value       Exposure
         -------------           ------   -------    -----      ---------
         Assets:
         Interest rate caps    $250,000    $1,374     $832        $832
                               ========    ======     ====        ====


         Dec. 31, 1995
         Assets:
         Interest rate caps    $300,000    $1,905     $745        $745
                               ========    ======     ====        ====

         The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps expire on various dates from 1997 to 2000.

         Interest rate caps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

10.      Fair values of financial instruments

         The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets, such as the value the field force, are also excluded. Management believes the value of excluded assets is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.


                                                               1996                             1995
                                                              -------                         ------
                                                        Carrying        Fair           Carrying        Fair
         Financial Assets                                 Value         Value              Value        Value
         Investments:
         Fixed maturities (Note 2):
         Held to maturity                              $ 585,812     $ 604,635           $ 642,580   $ 683,147
         Available for sale                              601,623       601,623             601,298     601,298
         Mortgage loans on real estate (Note 2)          160,017       164,444             158,730     168,194
         Other:
         Equity securities (Note 2)                           --            --                  10          10
         Derivative financial instruments (Note 9)         1,374           832               1,905         745
         Separate accounts assets (Note 1)               950,019       950,019             724,212     724,212

         Financial Liabilities
         Future policy benefits for
           fixed annuities                               979,030       946,359           1,038,431   1,005,004
         Separate account liabilities                    880,160       838,492             678,263     645,389

         At Dec. 31, 1996 and 1995, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $72,252 and $67,843, respectively, and policy loans of $3,672 and $2,893, respectively. The fair value of these benefits is based on the status of the annuities at Dec. 31, 1996 and 1995. The fair value of deferred annuities is estimated as the carrying amount less any surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1996 and 1995.

         At Dec. 31, 1996 and 1995, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $69,859 and $45,949, respectively.

11.      Statutory insurance accounting practices

         Reconciliations of net income for 1996, 1995 and 1994 and stockholder's equity at Dec. 31, 1996 and 1995, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:
                                                    1996       1995       1994
                                                 --------   --------   -------
         Net income, per accompanying
            financial statements                  $27,684    $27,387    $23,655
         Deferred policy acquisition costs         (9,087)   (11,017)   (11,522)
         Adjustments of future policy
            benefit liabilities                    (9,683)   (10,655)    13,741
         Deferred federal income taxes             (2,095)    (1,301)    (4,321)
         Provision for losses on investments          877         --     (1,652)
         IMR gain/loss transfer and amortization    1,010       (331)       (54)
         Adjustment to separate account reserves    8,863     20,769        142
         Other, net                                   116        948        144
                                                  -------   --------   --------
         Net income, on basis of
         statutory accounting practices           $17,685    $25,800    $20,133
                                                  =======    =======    =======

                                                             1996         1995
                                                           --------     -------
         Stockholder's equity, per accompanying
           financial statements                            $229,863    $218,583
         Deferred policy acquisition costs                 (119,183)   (109,800)
         Adjustments of future policy benefit liabilities    13,458      23,172
         Deferred federal income taxes                        9,046      15,663
         Securities valuation reserve                       (19,446)    (18,029)
         Adjustments of separate account liabilities         43,189      34,326
         Net unrealized loss on investments                 (11,016)    (24,231)
         Premiums due, deferred and advance                   1,149         925
         Deferred revenue liability                           1,342         794
         Allowance for losses                                 1,349         445
         Non-admitted assets                                   (634)       (578)
         Interest maintenance reserve                        (1,432)     (2,442)
         Other, net                                            (281)        347
                                                           --------      ------
         Stockholder's equity, on basis of statutory
           accounting practices                            $147,404    $139,175
                                                           ========    ========

Report of Independent Auditors


The Board of Directors
IDS Life Insurance Company of New York

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1996 and 1995, and the related statements of income and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles.


Ernst & Young LLP
February 7, 1997
Minneapolis, Minnesota

PAGE 45
PART C

Item 24.       Financial Statements and Exhibits

(a)     Financial Statements included in Part B of this Registration
        Statement:

        IDS Life of New York Account SBS:

               Statements of Net Assets at Dec. 31, 1996.
               Statements of Operations for year ended Dec. 31, 1996. Statements of Changes in Net Assets for each of the two years in the period ended Dec. 31, 1996.
               Notes to Financial Statements.
               Report of Independent Auditors dated March 21, 1997.

        IDS Life Insurance Company of New York:

               Balance Sheets at Dec. 31, 1996 and Dec. 31, 1995. Statements of Income for the years ended Dec. 31, 1996,
                   1995 and 1994.
               Statements of Cash Flows for the years ended Dec. 31,
                   1996, 1995 and 1994.
               Notes to Financial Statements.
               Report of Independent Auditors dated February 7, 1997.

        Exhibit to Financial Statements included in Part C:

        Financial Statement Schedules I, III, IV, and V as required by Regulation S-X.

               Schedule I     -  Summary of Investments Other than
                                 Investments in Related Parties
               Schedule III   -  Supplementary Insurance Information
               Schedule IV    -  Reinsurance
               Schedule V     -  Valuation and Qualifying Accounts

        Report of Independent Auditors dated February 7, 1997.

        All other schedules to the financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and, therefore, have been omitted.

(b)  Exhibits:

1.1 Copy of Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Account SLB on October 8, 1991, filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

1.2 Copy of Consent in Writing in Lieu of a Meeting of Resolution of the Board of Directors of IDS Life Insurance Company of New York Account SLB establishing three additional subaccounts on October 8, 1991, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

PAGE 46
2.      Not applicable.

3. Form of Distribution Agreement between IDS Life Insurance Company of New York and Shearson Lehman Brothers Inc., the principal underwriter, filed electronically as Exhibit 3 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

4.1 Revised form of Group Flexible Premium Deferred Combination Fixed and Variable Annuity Contract (No. 39377 GP) filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

4.2     Copy of Group Deferred Variable Annuity Certificate (No.
        39377) filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

5.1 Revised form of Group Deferred Variable Annuity Application (No. 38614 GP) filed electronically as Exhibit 5.1 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

5.2 Copy of Variable Annuity Group Enrollment Application (No. 38614) filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

6.1 Copy of the Revised Charter of IDS Life of New York, dated April 1992, filed electronically as Exhibit 6.1 to Post-
        Effective Amendment No. 4 to Registration Statement No. 33-45776/811-6560 is hereby incorporated by reference.

6.2 Copy of the Amended By-Laws of IDS Life of New York, dated May 1992, filed electronically as Exhibit 6.1 to Post-Effective Amendment No. 4 to Registration Statement No. 33-45776/811-6560 is hereby incorporated by reference.

7.      Not applicable.

8.      Not applicable.

9. Opinion of Counsel and consent to its use as to the legality of the securities being registered was filed with Registrant's most recent 24f-2 notice.

10. Consent of Independent Auditors is filed electronically herewith.

11.     Financial Statement Schedules and Report of Independent
        Auditors, filed electronically herewith.

12.     Not applicable.

PAGE 47
13. Copy of schedule for computation of each performance quotation filed electronically as Exhibit 13 to Post-Effective Amendment No. 5 to Registration Statement No. 33-45776 is incorporated herein by reference.

14.     Financial Data Schedule is filed electronically herewith.

15. Power of Attorney to sign this Registration Statement dated March 25, 1997, is filed electronically herewith.


Item 25.      Directors and Officers of the Depositor (IDS Life
              Insurance Company)

                                                        Positions and
Name                     Principal Business Address     Offices with Depositor

Timothy V. Bechtold      IDS Tower 10                   Vice President-Risk
                         Minneapolis, MN  55440           Management Products

David J. Berry           IDS Tower 10                   Vice President
                         Minneapolis, MN  55440

Robert M. Elconin        IDS Tower 10                   Vice President
                         Minneapolis, MN  55440

Morris Goodwin Jr.       IDS Tower 10                   Vice President and
                         Minneapolis, MN  55440         Treasurer

Lorraine R. Hart         IDS Tower 10                   Vice President-
                         Minneapolis, MN  55440         Investments

David R. Hubers          IDS Tower 10                   Director
                         Minneapolis, MN  55440

James M. Jensen          IDS Tower 10                   Vice President-Insurance
                         Minneapolis, MN  55440           Product Development

Richard W. Kling         IDS Tower 10                   Director and President
                         Minneapolis, MN  55440

Paul F. Kolkman          IDS Tower 10                   Director and Executive
                         Minneapolis, MN  55440           Vice President

Ryan R. Larson           IDS Tower 10                   Vice President
                         Minneapolis, MN  55440

James A. Mitchell        IDS Tower 10                   Director, Chairman of
                         Minneapolis, MN  55440           the Board and Chief
                                                          Executive Officer

Barry J. Murphy          IDS Tower 10                   Director and Executive
                         Minneapolis, MN  55440           Vice President-
                                                          Client Service

James R. Palmer          IDS Tower 10                   Vice President-Taxes
                         Minneapolis, MN  55440

PAGE 48
Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company) (cont'd)

Stuart A. Sedlacek       IDS Tower 10                   Director and Executive
                         Minneapolis, MN  55440           Vice President-Assured
                                                          Assets

F. Dale Simmons          IDS Tower 10                   Vice President-
                         Minneapolis, MN  55440           Real Estate
                                                          Loan Management

William A. Stoltzmann    IDS Tower 10                   Vice President, General
                         Minneapolis, MN  55440           Counsel and Secretary

Melinda S. Urion         IDS Tower 10                   Director, Executive
                         Minneapolis, MN  55440           Vice President and
                                                          Controller



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS  Life  Insurance  Company  of New  York is a  wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company
                  (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation

I.   Travel Related Services

    American Express Travel Related
     Services Company, Inc.                          New York

II.  International Banking Services

    American Express Bank Ltd.                       Connecticut

III. Companies engaged in Financial Services

    Advisory Capital Strategies Group Inc.           Minnesota
    American Centurion Life Assurance Company        New York
    American Enterprise Investment Services Inc.     Minnesota
    American Enterprise Life Insurance Company       Indiana
    American Express Client Services Corporation     Minnesota
    American Express Financial Advisors Inc.         Delaware
    American Express Financial Corporation           Delaware
    American Express Insurance Agency of Arizona Inc.Arizona American Express Insurance Agency of Idaho Inc. Idaho American Express Insurance Agency of Nevada Inc. Nevada
    American Express Minnesota Foundation            Minnesota

PAGE 49
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

                                                  Jurisdiction
Name of Subsidiary                                of Incorporation
    American Express Property Casualty Insurance
      Agency of Kentucky Inc.                        Kentucky
    American Express Property Casualty Insurance
      Agency of Mississippi Inc.                     Mississippi
    American Express Property Casualty Insurance
      Agency of Pennsylvania Inc.                    Pennsylvania
    American Express Service Corporation             Delaware
    American Express Tax and Business Services Inc.  Minnesota
    American Express Trust Company                   Minnesota
    American Partners Life Insurance Company         Arizona
    AMEX Assurance Company                           Illinois
    IDS Advisory Group Inc.                          Minnesota
    IDS Aircraft Services Corporation                Minnesota
    IDS Cable Corporation                            Minnesota
    IDS Cable II Corporation                         Minnesota
    IDS Capital Holdings Inc.                        Minnesota
    IDS Certificate Company                          Delaware
    IDS Deposit Corp.                                Utah
    IDS Fund Management Limited                      U.K.

    IDS Futures Corporation                          Minnesota
    IDS Insurance Agency of Alabama Inc.             Alabama
    IDS Insurance Agency of Arkansas Inc.            Arkansas
    IDS Insurance Agency of Massachusetts Inc.       Massachusetts
    IDS Insurance Agency of Mississippi Ltd.         Mississippi
    IDS Insurance Agency of New Mexico Inc.          New Mexico
    IDS Insurance Agency of North Carolina Inc.      North Carolina
    IDS Insurance Agency of Ohio Inc.                Ohio
    IDS Insurance Agency of Texas Inc.               Texas
    IDS Insurance Agency of Utah Inc.                Utah
    IDS Insurance Agency of Wyoming Inc.             Wyoming
    IDS International, Inc.                          Delaware
    IDS Life Insurance Company                       Minnesota
    IDS Life Insurance Company of New York           New York
    IDS Management Corporation                       Minnesota
    IDS Partnership Services Corporation             Minnesota
    IDS Plan Services of California, Inc.            Minnesota
    IDS Property Casualty Insurance Company          Wisconsin
    IDS Real Estate Services, Inc.                   Delaware
    IDS Realty Corporation                           Minnesota
    IDS Sales Support Inc.                           Minnesota
    IDS Securities Corporation                       Delaware
    Investors Syndicate Development Corp.            Nevada


Item 27.       Number of Contractowners
               On March 31, 1997, there were 108 contract owners of qualified contracts. There were 399 owners of nonqualified contracts.

PAGE 50
Item 28.       Indemnification

               The By-Laws of the depositor provide that to the extent permitted and in the manner prescribed by law, the Corporation shall indemnify any person made, or threatened to be made,a party to any action, suit or proceeding, civil or criminal, by reason of the fact that he, his testator or intestate, is or was Director or Officer of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgements, fines, amounts paid in settlement and reasonable expenses (which the Corporation may advance), including attorneys' fees, actually and necessarily incurred as a result of such action, suit or proceeding, or any appeal therein.

               The foregoing right of indemnification shall not be exclusive of any other right to which any such person may be entitled. Neither the adoption of this provision nor any modification or repeal hereof, or of any provision of any applicable law shall, unless otherwise required by law, enlarge or diminish any right of indemnification of a Director or Officer as it existed at the time of accrual of the alleged cause of action asserted in the threatened or pending action, suit or proceeding in which the expenses were incurred or other amount was paid.

               The Board, in its discretion, may authorize the Corporation to indemnify any person, other than a Director or Officer, for expenses incurred or other amounts paid in any civil or criminal action, suit or proceeding, to which such person was, or was threatened to be, made a party by reason of the fact that he, his testator or intestate, is or was an employee or agent of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgements, fines, amounts paid in settlement and reasonable expenses (which the Corporation may advance), as a result of such action, suit or proceeding, or any appeal therein.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities

PAGE 51
               being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

                      (a) Smith Barney Inc. currently acts as principal
               underwriter for various investment companies and various series of unit investment trusts.

               Smith Barney Inc. is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings") and an indirect wholly-owned subsidiary of The Travelers Inc.

                      (b) The information required by this Item 29 with
               respect to each director and officer of Smith Barney Inc. is incorporated by reference to Schedule A of Form BD filed by Smith Barney Inc. pursuant to the Securities Exchange Act of 1934.

                      (c) Not applicable.

Item 30.       Location of Accounts and Records

               IDS Life Insurance Company of New York
               20 Madison Avenue Extension
               Albany, NY  12203

Item 31.       Management Services

               Not applicable.

Item 32.       Undertakings

               (a),(b)&(c) These undertakings were filed with Pre-Effective Amendment No. 1 to Registration Statement No. 33-45776/811-6560.

               (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

PAGE 52
                                            SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 25th day of April, 1997.

                            IDS LIFE OF NEW YORK ACCOUNT SBS
                                       (Registrant)

                         By IDS Life Insurance Company of New York
                                          (Sponsor)

                         By /s/ Richard W. Kling*
                                Richard W. Kling
                                President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 1997.

Signature                               Title

/s/ Richard W. Kling*                   Director, Chairman of the
    Richard W. Kling                    Board and President

/s/ John C. Boeder*                     Director
    John C. Boeder

/s/ Roger C. Corea*                     Director
    Roger C. Corea

/s/ Charles A. Cuccinello*              Director
    Charles A. Cuccinello

/s/ Milton R. Fenster*                  Director
    Milton R. Fenster

/s/ Darlene S. Farron*                  Treasurer
    Darlene S. Farron

/s/ Robert A. Hatton*                   Director, Vice President
    Robert A. Hatton                    and Chief Operating Officer

/s/ Edward Landes*                      Director
    Edward Landes

/s/ Thomas V. Nicolosi*                 Director
    Thomas V. Nicolosi

/s/ Stephen P. Norman*                  Director
    Steven P. Norman

PAGE 53
Signature                               Title

/s/ Carl Platou*                        Director
    Carl Platou

/s/ Gordon H. Ritz*                     Director
    Gordon H. Ritz

/s/ Richard M. Starr*                   Director
    Richard M. Starr

/s/ Michael R. Woodward*                Director
    Michael R. Woodward


*  Signed  pursuant  to  Power  of  Attorney,   dated  March  25,  1997,   filed
electronically herewith by:




                                           Mary Ellyn Minenko

PAGE 54
                              CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 7


This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Cross-reference sheet.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.